                                        NICHOLAS-APPLEGATE-REGISTERED TRADEMARK-
                                                        MUTUAL FUNDS PROSPECTUS

                                    [PHOTO]

                               PORTFOLIOS A, B AND C

                                    [PHOTO]

Art Nicholas
Managing Partner

We live in an era of constant, dramatic change. The world's marketplaces are transforming into a single interconnected community with the integration of the European Union, economic deregulation and privatization in Latin America, the technological coming of age in the Pacific Rim and the new entrepreneurial boom in the United States.

At Nicholas-Applegate, we see these changes creating a wealth of investment opportunities, which we seek out company by company. By expanding our global reach, we believe we can help you find promising investments throughout the world.

I hope you will join Nicholas-Applegate in our quest for opportunities worldwide.

/s/ Art Nicholas

Art Nicholas
Managing Partner

NICHOLAS APPLEGATE-Registered Trademark-
MUTUAL FUNDS

              PROSPECTUS

             The prospectus contains vital information about the Class A, B and C Shares of these Funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
             Please note that these Shares

              / / are not bank deposits

              / / are not federally insured

              / / are not endorsed by any bank or government agency

              / / are not guaranteed to achieve their investment objectives

              THE HIGH YIELD BOND FUND MAY INVEST WITHOUT LIMITATION IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, SOMETIMES REFERRED TO AS "JUNK BONDS." THESE LOWER RATED SECURITIES ARE SPECULATIVE AND INVOLVE GREATER RISKS, INCLUDING RISK OF DEFAULT, THAN HIGHER RATED SECURITIES. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."

              LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOBAL FUNDS

INTERNATIONAL CORE GROWTH
WORLDWIDE GROWTH
INTERNATIONAL SMALL CAP GROWTH
EMERGING COUNTRIES

US FUNDS

LARGE CAP GROWTH
MID CAP GROWTH
VALUE
SMALL CAP GROWTH
CONVERTIBLE
BALANCED GROWTH

FIXED INCOME FUNDS

HIGH QUALITY BOND
HIGH YIELD BOND
MONEY MARKET


SEPTEMBER 18, 1998

2
   TABLE OF CONTENTS

                                     OVERVIEW                                    3
A FUND BY FUND LOOK AT GOALS,
STRATEGIES, RISKS, AND
FINANCIAL HISTORY.                   GLOBAL FUNDS
                                     International Core Growth                   4
                                     Worldwide Growth                            6
                                     International Small Cap Growth              8
                                     Emerging Countries                         10

                                     US FUNDS
                                     Large Cap Growth                           12
                                     Mid Cap Growth                             14
                                     Value                                      16
                                     Small Cap Growth                           18
                                     Convertible                                20
                                     Balanced Growth                            22

                                     FIXED INCOME FUNDS
                                     High Quality Bond                          24
                                     High Yield Bond                            26
                                     Money Market                               28
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY
FUND.
                                     DISTRIBUTION OF SHARES
                                     Choosing a Share Class                     30
                                     How Sales Charges are Calculated           30
                                     Contingent Deferred Sales Charge           30
                                     Sales Charge Reductions and Waivers        31
                                     Distribution Plan
                                     and Shareholder Services                   31
                                     The Distributor of the Trust's Shares      32

                                     SIMPLIFIED ACCOUNT
                                     INFORMATION
                                     Opening an Account                         33
                                     Buying Shares                              33
                                     Selling and Redeeming Shares               34
                                     Signature Guarantees                       35
                                     Exchanging Shares                          35

                                     YOUR ACCOUNT
                                     Transaction Policies                       36
                                     Features and Account Policies              36
DETAILS THAT APPLY TO THE
FUNDS AS A GROUP.
                                     ORGANIZATION AND MANAGEMENT
                                     Investment Adviser Compensation            38
                                     Administrator Compensation                 38
                                     Portfolio Trades                           38
                                     Investment Objective                       38
                                     Diversification                            38
                                     Prior Master-Feeder Structure              38
                                     Portfolio Teams                            39

                                     RISK FACTORS AND
                                     SPECIAL CONSIDERATIONS                     42

                                     PRIOR PERFORMANCE
                                     OF CERTAIN FUNDS                           49

   OVERVIEW

FUND INFORMATION
CONCISE FUND DESCRIPTIONS BEGIN ON THE NEXT PAGE. EACH DESCRIPTION PROVIDES THE FOLLOWING INFORMATION:

INVESTMENT OBJECTIVE
The Fund's particular investment goal.

INVESTMENT STRATEGY
The strategy the Fund intends to use in pursuing the investment objective.

PRINCIPAL INVESTMENTS
The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.

PORTFOLIO MANAGEMENT
The individuals who manage the Fund.

RISK FACTORS
The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special Considerations."

INVESTOR EXPENSES
The overall costs borne by an investor in the Class A, B, and C Shares, including sales charges and annual expenses.

FINANCIAL HIGHLIGHTS
A table showing the financial performance for each predecessor Portfolio since inception.

GOAL OF THE NICHOLAS-APPLEGATE MUTUAL FUNDS
The Nicholas-Applegate Mutual Funds (the "Trust") are designed to provide investors with a well-rounded investment program by offering investors various portfolios each with different investment objectives and policies (each a "Fund"). The Class A, B and C Shares of each Fund represent interests in a diversified, open-end management investment company (a mutual fund).

Each Fund employs its own strategy and has its own risk/reward profile. Because you could lose money by investing in these Funds, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS
/ / those who are investing for long-term goals
/ / those who want higher potential for gain and are willing to accept higher risks associated with investing in stocks of U.S. and foreign companies
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE EQUITY FUNDS
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value
/ / those who are unable to accept the special risks associated with foreign investing

WHO MAY WANT TO INVEST IN THE FIXED INCOME FUNDS
/ / those who are investing for retirement or other long-term goals / / those who desire current income
/ / those who want a high level of liquidity
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE FIXED INCOME FUNDS
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value
/ / those who are unable to accept the special risks associated with foreign investing

THE INVESTMENT ADVISER
Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to the Funds. Arthur E. Nicholas and 22 other partners with a staff of approximately 480 employees currently manage over $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

4

   INTERNATIONAL CORE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Fund invests in the larger capitalized companies in each country. Generally, this means issuers in each country whose stock market capitalizations are in the top 75% of publicly traded companies as measured by capitalizations in that country.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in countries with emerging markets, the risks are magnified since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.70%         0.85%         0.85%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.95%         2.60%         2.60%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 1.00%, 1.00% and 1.00%, respectively, Total operating expenses would have been 3.02%, 3.04% and 5.10%, respectively, and Other expenses would have been 1.77%, 1.29% and 3.35%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                  1 Year       3 Years       5 Years       10 Years
CLASS A                                            $71           $111          $152          $268
-----------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)       $78           $113          $161          $293
Assuming no redemption                             $26           $81           $138          $293
-----------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)       $37           $81           $138          $293
Assuming no redemption                             $26           $81           $138          $293

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolios outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                                       Portfolio A               Portfolio B               Portfolio C
                                                   2/28/97      4/1/97       2/28/97      4/1/97       2/28/97      4/1/97
                                                 TO 3/31/97   TO 3/31/98   TO 3/31/97   TO 3/31/98   TO 3/31/97   TO 3/31/98
  PER SHARE DATA:
  Net asset value, beginning of period             $12.50       $12.73       $12.50       $12.68       $12.50       $12.68
  Income from investment operations:
    Net investment income (deficit)                  --         (0.02)         --         (0.11)         --         (0.07)
    Net realized and unrealized gains (losses)
    on securities and foreign currency              0.23         4.56         0.18         4.66         0.18         4.55
  ---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                  0.23         4.54         0.18         4.55         0.18         4.48
  Less distributions:
    Dividends from net investment income             --           --           --           --           --           --
    Distributions from capital gains                 --         (0.26)         --         (0.13)         --           --
  ---------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                   $12.73       $17.01       $12.68       $17.10       $12.68       $17.16
  ---------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN+:                                    1.76%       36.10%        1.44%       35.31%        1.44%       35.25%
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)           $2         $12,664        $1         $7,942         $43        $3,517
  Ratio of expenses to average net assets,
  after expense reimbursement++                    1.95%*        1.96%       2.59%*        2.61%       2.41%*        2.61%
  Ratio of expenses to average net assets,
  before expense reimbursement+                    4,580%*       3.02%      16,000%*       3.04%       25.55%*       5.10%
  Ratio of net investment income (deficit) to
  average net assets, after expense
  reimbursement++                                    --         (0.45%)        --         (1.32%)     (0.07%)*      (1.27%)
  Ratio of net investment income (deficit) to
  average net assets, before expense
  reimbursement++                                 (4,577%)*     (1.51%)    (15,998%)*     (1.76%)    (291.20%)*     (3.76%)
  Portfolio turnover**                             75.53%       274.21%      75.53%       274.21%      75.53%       274.21%
  Average commission rate paid**                   $0.0106      $0.0128      $0.0106      $0.0128      $0.0106      $0.0128

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

6

   WORLDWIDE GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.

Under normal conditions the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. It invests the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS

The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. As with any global fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in countries with emerging markets the risks are magnified, since these countries may have unstable governments and less established markets. The securities of small, less well-known companies may be more volatile than those of larger companies. For a further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.60%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.85%         2.50%         2.50%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 1.00%, 1.00% and 1.00%, respectively, Total operating expenses would have been 2.21%, 2.70% and 2.77%, respectively, and Other expenses would have been 0.96%, 0.95% and 1.02%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $70           $108          $147          $258
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $77           $110          $156          $284
Assuming no redemption                                       $25           $78           $133          $284
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $36           $78           $133          $284
Assuming no redemption                                       $25           $78           $133          $284

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolios outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and, with respect to Portfolios A and C, by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                                 Portfolio A                         Portfolio B
                                 4/19/93   4/1/94   4/1/95   4/1/96   4/1/97  5/31/95   4/1/96   4/1/97
                                    TO       TO       TO       TO       TO       TO       TO       TO
                                 3/31/94  3/31/95  3/31/96  3/31/97  3/31/98  3/31/96  3/31/97  3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                            $12.50   $14.94   $14.29   $16.57   $16.88   $12.50   $14.34   $16.02
Income from investment
operations:
  Net investment income
  (deficit)                       (0.07)   (0.05)   (0.07)   (0.16)    0.04    (0.05)   (0.14)   (0.17)
  Net realized and unrealized
  gains (losses) on securities
  and foreign currency             2.51    (0.09)    2.86     2.20     5.33     1.89     1.82     5.44
--------------------------------------------------------------------------------------------------------
Total from investment operations   2.44    (0.14)    2.79     2.04     5.37     1.84     1.68     5.27
Less distributions:
  Dividends from net investment
  income                            --     (0.02)   (0.12)     --       --       --       --       --
  Distributions from capital
  gains                             --     (0.49)   (0.39)   (1.73)   (2.92)     --       --     (1.19)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period    $14.94   $14.29   $16.57   $16.88   $19.33   $14.34   $16.02   $20.10
--------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                    19.52%  (0.90%)   19.79%   12.51%   34.55%   14.72%   11.72%   34.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                       $20,194  $22,208  $23,481  $24,022  $38,647   $1,972   $5,942  $10,083
Ratio of expenses to average net
assets, after expense
reimbursement++                   1.85%*   1.85%    1.85%    1.85%    1.86%    2.50%*   2.50%    2.51%
Ratio of expenses to average net
assets, before expense
reimbursement+                    2.23%*   2.18%    2.17%    2.17%    2.21%    9.50%*   4.81%    2.70%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++    (0.69%)* (0.42%)  (0.35%)  (0.93%)  (0.69%)  (1.28%)* (1.62%)  (1.37%)
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++   (1.07%)* (0.75%)  (0.61%)  (1.18%)  (1.04%)  (8.12%)* (3.87%)  (1.57%)
Portfolio turnover**              95.09%   98.54%  132.20%  181.81%  201.70%  132.20%  181.81%  201.70%
Average commission rate paid**     N/A      N/A    $0.0187  $0.0078  $0.0221  $0.0187  $0.0078  $0.0221

                                                 Portfolio C
                                 4/19/93  4/19/94   4/1/95   4/1/96   4/1/97
                                    TO       TO       TO       TO       TO
                                 3/31/94  3/31/95  3/31/96  3/31/97  3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                            $12.50   $14.86   $14.44   $16.76   $16.92
Income from investment
operations:
  Net investment income
  (deficit)                       (0.09)   (0.15)   (0.21)   (0.28)   (0.19)
  Net realized and unrealized
  gains (losses) on securities
  and foreign currency             2.45    (0.08)    2.92     2.23     5.41
--------------------------------
Total from investment operations   2.36    (0.23)    2.71     1.95     5.22
Less distributions:
  Dividends from net investment
  income                            --       --     (0.01)     --       --
  Distributions from capital
  gains                             --     (0.19)   (0.38)   (1.79)   (3.09)
--------------------------------
Net asset value, end of period    $14.86   $14.44   $16.76   $16.92   $19.05
--------------------------------
TOTAL RETURN+:                    18.88%  (1.49%)   18.95%   11.81%   33.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                       $66,577  $71,201  $71,155  $70,345  $84,292
Ratio of expenses to average net
assets, after expense
reimbursement++                   2.44%*   2.50%    2.50%    2.50%    2.51%
Ratio of expenses to average net
assets, before expense
reimbursement+                    2.44%*   2.57%    2.57%    2.61%    2.77%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++    (1.24%)* (1.06%)  (0.99%)  (1.57%)  (1.34%)
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++   (1.24%)* (1.13%)  (1.00%)  (1.62%)  (1.60%)
Portfolio turnover**              95.09%   98.54%  132.20%  181.81%  201.70%
Average commission rate paid**     N/A      N/A    $0.0187  $0.0078  $0.0221

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

8

   INTERNATIONAL SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY
The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies in the bottom 75% of publicly traded companies as measured by stock market capitalizations in each country ("small cap securities").

PRINCIPAL INVESTMENTS
Under normal conditions, the Fund invests at least 65% of its total assets in small cap securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS
The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. In addition to the risks posed by foreign investing, information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies. Accordingly, the securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. The risks are magnified in countries with emerging markets since these countries may have unstable governments and less established markets. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.70%         0.85%         0.85%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.95%         2.60%         2.60%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 1.00%, 1.00% and 1.00%, respectively, Total operating expenses would have been 2.75%, 2.98% and 3.38%, respectively, and Other expenses would have been 1.50%, 1.23% and 1.63%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $71           $111          $152          $268
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $78           $113          $161          $293
Assuming no redemption                                       $26           $81           $138          $293
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $37           $81           $138          $293
Assuming no redemption                                       $26           $81           $138          $293

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolios outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and, with respect to Portfolios A and C, by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                             PORTFOLIO A                    PORTFOLIO B                     PORTFOLIO C
                                 8/31/94   4/1/95   4/1/96   4/1/97  5/31/95   4/1/96   4/1/97  8/31/94   4/1/95   4/1/96   4/1/97
                                    TO       TO       TO       TO       TO       TO       TO       TO       TO       TO       TO
                                 3/31/95  3/31/96  3/31/97  3/31/98  3/31/96  3/31/97  3/31/98  3/31/95  3/31/96  3/31/97  3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                            $12.50   $11.51   $13.15   $14.92   $12.50   $13.96   $15.89   $12.50   $11.32   $13.05   $14.87
Income from investment
operations:
  Net investment income
  (deficit)                         --     (0.02)    0.04    (0.15)   (0.02)   (0.15)   (0.15)   (0.04)    0.01    (0.16)   (0.11)
  Net realized and unrealized
  gains (losses) on securities
  and foreign currency            (0.98)    1.79     1.88     5.36     1.48     2.09     5.56    (1.12)    1.72     1.98     5.09
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations  (0.98)    1.77     1.92     5.21     1.46     1.94     5.41    (1.16)    1.73     1.82     4.98
Less distributions:
  Dividends from net investment
  income                          (0.01)   (0.13)   (0.01)     --       --     (0.01)     --     (0.02)     --       --       --
  Distributions from capital
  gains                             --       --     (0.14)   (0.84)     --       --     (1.14)     --       --       --     (1.32)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $11.51   $13.15   $14.92   $19.29   $13.96   $15.89   $20.16   $11.32   $13.05   $14.87   $18.53
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                   (7.85%)   15.46%   14.67%   36.31%   11.68%   13.96%   35.73%  (9.25%)   15.30%   13.98%   35.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                         $610    $1,056   $5,569  $11,183   $1,487   $5,080  $12,033    $24      $933    $3,592   $8,014
Ratio of expenses to average net
assets,
after expense reimbursement++     1.95%*   1.95%    1.95%    1.96%    2.60%*   2.60%    2.61%    2.61%*   2.60%    2.60%    2.61%
Ratio of expenses to average net
assets,
before expense reimbursement+     9.77%*   10.06%   3.76%    2.75%   16.15%*   4.89%    2.98%   75.37%*   16.15%   3.95%    3.38%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++    (0.07%)* (0.27%)  (1.05%)  (1.56%)  (0.64%)  (1.66%)  (2.20%)  (0.76%)* (1.02%)  (1.67%)  (2.18%)
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++   (7.89%)* (7.75%)  (2.82%)  (2.35%)  (13.26%)* (3.91%) (2.57%)  (73.52%)* (13.95%) (2.99%) (2.95%)
Portfolio turnover**              74.88%  141.02%  206.07%  198.37%  141.02%  206.07%  198.37%   74.88%  141.02%  206.07%  198.37%
Average commission rate paid**     N/A    $0.0128  $0.0098  $0.0086  $0.0128  $0.0098  $0.0086    N/A    $0.0128  $0.0098  $0.0086

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

10

   EMERGING COUNTRIES FUND

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Fund invests primarily in equity securities of issuers located in countries with emerging securities market--that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors. The Investment Adviser seeks issuers in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 35 emerging markets.


PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries. These countries include but are not limited to: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, South Africa, South Korea, Taiwan, Thailand and Venezuela.


Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. It invests the remainder primarily in debt securities of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS
The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any fund investing in foreign securities, the Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. The securities of small, less well known companies may be more volatile than those of larger companies. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          1.25%         1.25%         1.25%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.75%         0.90%         0.90%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        2.25%         2.90%         2.90%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 1.25%, 1.25% and 1.25%, respectively, Total operating expenses would have been 2.48%, 3.06% and 3.09%, respectively, and Other expenses would have been 0.98%, 1.06% and 1.09%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $74           $119          $167          $297
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $52           $122          $175          $322
Assuming no redemption                                       $29           $90           $153          $322
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $40           $90           $153          $322
Assuming no redemption                                       $29           $90           $153          $322

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolios outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998, and the prior two fiscal years, and, with respect to Portfolios A and C, by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                             Portfolio A                    Portfolio B                     Portfolio C
                                 11/28/94  4/1/95   4/1/96   4/1/97  5/31/95   4/1/96   4/1/97  11/28/94  4/1/95   4/1/96   4/1/97
                                    TO       TO       TO       TO       TO       TO       TO       TO       TO       TO       TO
                                 3/31/95  3/31/96  3/31/97  3/31/98  3/31/96  3/31/97  3/31/98  3/31/95  3/31/96  3/31/97  3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                            $12.50   $11.00   $14.03   $17.20   $12.50   $14.02   $17.29   $12.50   $10.79   $13.71   $16.81
Income from investment
operations:
  Net investment income
  (deficit)                        0.04    (0.04)   (0.06)    0.03    (0.04)   (0.11)   (0.07)     --     (0.05)   (0.10)   (0.12)
  Net realized and unrealized
  gains (losses)
  on securities and foreign
  currency                        (1.54)    3.15     3.51     1.22     1.56     3.47     1.26    (1.70)    2.97     3.37     1.26
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations  (1.50)    3.11     3.45     1.25     1.52     3.36     1.19    (1.70)    2.92     3.27     1.14
Less distributions:
  Dividends from net investment
  income                            --     (0.02)     --       --       --       --       --     (0.01)     --       --       --
  Distributions from capital
  gains                             --     (0.06)   (0.28)   (1.06)     --     (0.09)   (0.84)     --       --     (0.17)   (0.97)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $11.00   $14.03   $17.20   $17.39   $14.02   $17.29   $17.64   $10.79   $13.71   $16.81   $16.98
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                   (11.98%)  28.43%   24.79%   8.06%    12.16%   24.00%   7.47%   (13.64%)  27.30%   23.94%   7.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                        $1,197   $4,718  $38,688  $71,014   $3,557  $24,558  $38,796    $59     $4,345  $29,376  $36,986
Ratio of expenses to average net
assets,
after expense reimbursement++     2.25%*   2.25%    2.25%    2.26%    2.90%*   2.90%    2.91%    2.90%*   2.90%    2.90%    2.91%
Ratio of expenses to average net
assets,
before expense reimbursement+     6.15%*   6.72%    3.08%    2.48%    7.58%*   3.66%    3.06%   242.59%   6.23%    3.12%    3.09%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++     1.09%*  (0.35%)  (1.14%)   0.55%   (1.05%)* (1.77%)  (0.20%)  (0.04%)* (1.06%)  (1.75%)  (0.26%)
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++   (4.99%)* (3.61%)  (2.00%)   0.33%   (5.44%)* (2.55%)  (0.35%)  (239.73%)* (4.15%) (1.99%) (0.45%)
Portfolio turnover**              60.79%  118.21%  176.20%  243.47%  118.21%  176.20%  243.47%   60.79%  118.21%  176.20%  243.47%
Average commission rate paid**     N/A    $0.0022  $0.0021  $0.0014  $0.0022  $0.0021  $0.0014    N/A    $0.0022  $0.0021  $0.0014

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

12

   LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

Long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund invests primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase. As of June 30, 1998, the bottom 10% of the Index included companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in securities of large capitalization U.S. companies, including common and preferred stocks, warrants, and convertible securities. It invests the remainder primarily in corporate debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, U.S. Government securities, and equity securities of foreign issuers. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS

As with any growth fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. To the extent the Fund is overweighted in certain market sectors compared to the Standard & Poor's 500 Stock Index (the "S&P 500"), the Fund may be more volatile than the S&P 500. Additionally, to the extent the Fund invests in foreign issuers, the risks and volatility are magnified since the performance of foreign stocks also depends on changes in foreign currency values, different regulatory and political environments, and overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          0.75%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.60%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.60%         2.25%         2.25%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 0.75%, 0.75% and 0.75%, respectively, Total operating expenses would have been 4.70%, 4.78% and 7.79%, respectively, and Other expenses would have been 3.70%, 3.28% and 6.29%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $68           $100          $135          $233
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $74           $103          $143          $258
Assuming no redemption                                       $23           $70           $120          $258
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $33           $70           $120          $258
Assuming no redemption                                       $23           $70           $120          $258

1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolios outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                                         Portfolio A   Portfolio B   Portfolio C
                                                           7/15/97       7/15/97       7/15/97
                                                          TO 3/31/98    TO 3/31/98    TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period                        $12.50        $12.50        $12.50
Income from investment operations:
  Net investment income (deficit)                           (0.03)        (0.07)        (0.05)
  Net realized and unrealized gains (losses) on
  securities and foreign currency                            3.29          3.24          3.24
-------------------------------------------------------------------------------------------------
Total from investment operations                            $3.26         $3.17         $3.19
Less distributions:
  Dividends from net investment income                        --            --            --
  Distributions from capital gains                          (0.03)        (0.03)        (0.06)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                              $15.73        $15.64        $15.63
-------------------------------------------------------------------------------------------------
TOTAL RETURN+:                                              62.35%        61.08%        61.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $4,742        $3,187         $960
Ratio of expenses to average net assets, after expense
reimbursement++                                             1.60%*        2.25%*        2.25%*
Ratio of expenses to average net assets, before expense
reimbursement+                                              4.70%*        4.78%*        7.79%*
Ratio of net investment income (deficit) to average net
assets, after expense reimbursement++                      (0.87%)*      (1.36%)*      (1.49%)*
Ratio of net investment income (deficit) to average net
assets, before expense reimbursement++                     (3.96%)*      (3.88%)*      (7.03%)*
Portfolio turnover**                                       305.78%       305.78%       305.78%
Average commission rate paid**                             $0.0584       $0.0584       $0.0584

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

14

   MID CAP GROWTH FUND
  (FORMERLY CORE GROWTH FUND)

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.


The Fund invests at least 65% of its total assets in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at time of purchase. As of June 30, 1998, the middle 90% included companies with capitalizations between $1.6 billion and $10.7 billion. Capitalization of companies in the Index will change with market conditions.


PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder of its assets primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS

As with any growth fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks also depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          0.75%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.60%         0.75%         0.64%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.60%         2.25%         2.14%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 0.75%, 0.75% and 0.75%, respectively, Total operating expenses would have been 1.66%, 2.21% and 2.33%, respectively, and Other expenses would have been 0.66%, 0.71% and 0.83%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $68           $100          $135          $233
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $74           $103          $143          $258
Assuming no redemption                                       $23           $70           $120          $258
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $32           $67           $115          $247
Assuming no redemption                                       $22           $67           $115          $247

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and, with respect to Portfolios A and C, by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                                       Portfolio A                                 Portfolio B
                                   4/19/93    4/1/94     4/1/95     4/1/96     4/1/97     5/31/95    4/1/96     4/1/97
                                     TO         TO         TO         TO         TO         TO         TO         TO
                                   3/31/94    3/31/95    3/31/96    3/31/97    3/31/98    3/31/96    3/31/97    3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                             $12.50     $13.25     $13.61     $18.37     $16.80     $12.50     $16.25     $16.33
Income from investment
operations:
  Net investment income
  (deficit)                        (0.07)     (0.10)     (0.18)     (0.17)     (0.14)     (0.09)     (0.17)     (0.25)
  Net realized and unrealized
  gains (losses) on securities
  and foreign currency              0.86       0.46       4.94       0.57       6.50       3.84       0.25       6.74
------------------------------------------------------------------------------------------------------------------------
Total from investment operations    0.79       0.36       4.76       0.40       6.36       3.75       0.08       6.49
Less distributions:
  Dividends from net investment
  income                             --         --         --         --         --         --         --         --
  Distributions from capital
  gains                            (0.04)       --         --       (1.97)     (4.53)       --         --       (1.27)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $13.25     $13.61     $18.37     $16.80     $18.63     $16.25     $16.33     $21.55
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                      6.27%      2.72%     35.07%      1.09%     41.81%     30.00%     (0.49%)    40.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                         $70,512    $65,292    $77,275    $76,108    $90,619    $11,186    $29,002    $46,806
Ratio of expenses to average net
assets, after expense
reimbursement++                    1.57%*      1.59%      1.58%      1.60%      1.57%     2.22%*      2.25%      2.22%
Ratio of expenses to average net
assets, before expense
reimbursement+                     1.71%*      1.63%      1.56%      1.56%      1.66%     3.39%*      2.66%      2.21%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++     (0.68%)*    (0.66%)    (0.91%)    (1.05%)    (1.33%)   (1.61%)*    (1.69%)    (1.99%)
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++    (0.82%)*    (0.70%)    (0.89%)    (1.01%)    (1.41%)   (2.77%)*    (2.10%)    (1.98%)
Portfolio turnover**               84.84%     98.09%     114.48%    153.20%    199.54%    114.48%    153.20%    199.54%
Average commission rate paid**       N/A        N/A      $0.0593    $0.0582    $0.0552    $0.0593    $0.0582    $0.0552

                                                       Portfolio C
                                   4/19/93    4/1/94     4/1/95     4/1/96     4/1/97
                                     TO         TO         TO         TO         TO
                                   3/31/94    3/31/95    3/31/96    3/31/97    3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                             $12.50     $13.18     $13.45     $18.06     $16.48
Income from investment
operations:
  Net investment income
  (deficit)                        (0.11)     (0.17)     (0.27)     (0.32)     (0.28)
  Net realized and unrealized
  gains (losses) on securities
  and foreign currency              0.80       0.44       4.88       0.62       6.26
--------------------------------
Total from investment operations    0.69       0.27       4.61       0.30       5.98
Less distributions:
  Dividends from net investment
  income                             --         --         --         --         --
  Distributions from capital
  gains                            (0.01)       --         --       (1.88)     (5.31)
--------------------------------
Net asset value, end of period     $13.18     $13.45     $18.06     $16.48     $17.15
--------------------------------
TOTAL RETURN+:                      5.54%      2.05%     34.28%      0.56%     40.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                        $141,489   $143,390   $177,461   $157,501   $166,849
Ratio of expenses to average net
assets, after expense
reimbursement++                    2.17%*      2.24%      2.14%      2.14%      2.27%
Ratio of expenses to average net
assets, before expense
reimbursement+                     2.17%*      2.24%      2.14%      2.17%      2.33%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++     (1.30%)*    (1.30%)    (1.47)     (1.59%)    (2.01%)
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++    (1.30%)*    (1.30%)    (1.47%)    (1.62%)    (2.07%)
Portfolio turnover**               84.84%     98.09%     114.48%    153.20%    199.54%
Average commission rate paid**       N/A        N/A      $0.0593    $0.0582    $0.0552

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

16

   VALUE FUND


INVESTMENT OBJECTIVE



Long-term capital appreciation.


INVESTMENT STRATEGY


The Fund's Investment Adviser employs a disciplined, "bottom-up" approach that evaluates stocks on an individual basis and focuses on company fundamentals. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover stocks that meet three investment criteria: attractive valuations, underlying financial strength, and prospects for business improvement.



The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.


PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS
As with any equity fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          0.75%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.60%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.60%         2.25%         2.25%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees are expected to be 0.75%, 0.75% and 0.75%, respectively, Total operating expenses are expected to be 4.70%, 4.78% and 7.79%, respectively, and Other expenses are expected to be 3.70%, 3.28% and 6.29%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $68           $100          $135          $233
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $74           $103          $143          $258
Assuming no redemption                                       $23           $70           $120          $258
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $33           $70           $120          $258
Assuming no redemption                                       $23           $70           $120          $258

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge.

FINANCIAL HIGHLIGHTS

The Class A, B and C Shares of the Value Fund are new classes of shares of the Fund for which financial highlights are not available.

18

   SMALL CAP GROWTH FUND
  (FORMERLY EMERGING GROWTH FUND)

INVESTMENT OBJECTIVE

Maximum long-term capital appreciation.

INVESTMENT STRATEGY

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.


The Fund invests at least 65% of its total assets in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase. As of June 30, 1998, the middle 90% included companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.


PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 75% of its total assets in common stocks. It invests the remainder primarily in preferred and convertible securities, debt securities of any maturity which are rated investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also use options and futures contracts as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS
As with any growth fund, the value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Although small-cap stocks have a history of long-term growth, they tend to be more volatile and speculative than stocks of larger, more established companies. To the extent the Fund invests in foreign issuers, the investment risks and volatility are magnified since the performance of foreign stocks depends on changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in the foreign countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          1.00%         1.00%         1.00%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.47%         0.85%         0.60%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.72%         2.60%         2.35%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 1.00%, 1.00% and 1.00%, respectively, Total operating expenses would have been 1.90%, 2.63% and 2.59%, respectively, and Other expenses would have been 0.65%, 0.88% and 0.84%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $69           $104          $141          $245
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $78           $113          $161          $293
Assuming no redemption                                       $26           $81           $138          $293
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $34           $73           $126          $269
Assuming no redemption                                       $24           $73           $126          $269

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolios outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and, with respect to Portfolios A and C, by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                                         Portfolio A                                 Portfolio B
                                     12/27/93    4/1/94     4/1/95     4/1/96     4/1/97    5/31/95     4/1/96     4/1/97
                                        TO         TO         TO         TO         TO         TO         TO         TO
                                     3/31/94    3/31/95    3/31/96    3/31/97    3/31/98    3/31/96    3/31/97    3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                                $12.50     $12.10     $13.06     $17.93     $15.15     $12.50     $16.69     $15.51
Income from investment operations:
  Net investment income (deficit)     (0.04)     (0.16)     (0.20)     (0.22)     (0.08)     (0.14)     (0.21)     (0.27)
  Net realized and unrealized gains
  (losses) on securities and
  foreign currency                    (0.36)      1.12       5.09      (0.66)      6.91       4.33      (0.97)      7.29
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations      (0.40)      0.96       4.89      (0.88)      6.83       4.19      (1.18)      7.02
Less distributions:
  Dividends from net investment
  income                                --         --         --         --         --         --         --         --
  Distributions from capital gains      --         --       (0.02)     (1.90)     (2.23)       --         --         --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $12.10     $13.06     $17.93     $15.15     $19.75     $16.69     $15.51     $22.53
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                       (3.20%)     7.93%      37.48%    (6.26%)     46.32%     33.52%    (7.07%)     45.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $104,838   $106,725   $138,155   $121,742   $201,943   $13,626    $28,030    $55,215
Ratio of expenses to average net
assets, after expense
reimbursement++                       1.73%*     1.86%      1.74%      1.72%      1.89%      2.58%*     2.61%      2.62%
Ratio of expenses to average net
assets, before expense
reimbursement+                        1.80%*     1.84%      1.74%      1.72%      1.90%      3.26%*     2.73%      2.63%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++        (1.44%)*   (1.27%)    (1.20%)    (1.26%)    (1.85%)    (2.09%)*   (2.13%)    (2.59%)
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++       (1.51%)*   (1.25%)    (1.20%)    (1.26%)    (1.86%)    (2.76%)*   (2.25%)    (2.60%)
Portfolio turnover**                  50.51%    100.46%    129.59%    112.90%     91.66%    129.59%    112.90%     91.66%
Average commission rate paid**         N/A        N/A      $0.0523    $0.0520    $0.0528    $0.0523    $0.0520    $0.0528

                                                            Portfolio C
                                     12/27/93     4/1/94      4/1/95      4/1/96      4/1/97
                                        TO          TO          TO          TO          TO
                                      3/31/94     3/31/95     3/31/96     3/31/97     3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                                $12.50      $12.07      $12.96      $17.62      $14.69
Income from investment operations:
  Net investment income (deficit)     (0.06)      (0.22)      (0.29)      (0.31)      (0.38)
  Net realized and unrealized gains
  (losses) on securities and
  foreign currency                    (0.37)       1.11        5.03       (0.63)       6.84
-----------------------------------
Total from investment operations      (0.43)       0.89        4.74       (0.94)       6.46
Less distributions:
  Dividends from net investment
  income                                --          --          --          --          --
  Distributions from capital gains      --          --        (0.08)      (1.99)      (2.53)
-----------------------------------
Net asset value, end of period        $12.07      $12.96      $17.62      $14.69      $18.62
-----------------------------------
TOTAL RETURN+:                        (3.44%)      7.37%      37.18%      (6.81%)     45.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $142,874    $157,292    $207,332    $182,907    $225,025
Ratio of expenses to average net
assets, after expense
reimbursement++                       2.34%*       2.44%       2.35%       2.35%       2.57%
Ratio of expenses to average net
assets, before expense
reimbursement+                        2.34%*       2.44%       2.35%       2.35%       2.59%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++        (2.04%)*     (1.85%)     (1.81%)     (1.89%)     (2.53%)
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++       (2.04%)*     (1.85%)     (1.81%)     (1.89%)     (2.55%)
Portfolio turnover**                  50.51%      100.46%     129.59%     112.90%     91.66%
Average commission rate paid**          N/A         N/A       $0.0523     $0.0520     $0.0528

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

20

   CONVERTIBLE FUND
  (FORMERLY INCOME & GROWTH FUND)

INVESTMENT OBJECTIVE

Maximum total return, consisting of capital appreciation and current income.

INVESTMENT STRATEGY
The Fund invests primarily in convertible securities. The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. In evaluating convertibles, the Investment Adviser searches for what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes companies with market capitalizations above $500 million. The Fund seeks to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. It invests the remainder primarily in common and preferred stocks, debt securities of any maturity, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may also use options and futures contracts as hedging techniques.

At all times, the Fund invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 45.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS

Convertible securities have the investment characteristics of both equity and debt securities. Accordingly, the value of the Fund's investments varies in response to movements in the stock and bond markets. Stock prices fluctuate in response to the activities of individual companies and general market and economic conditions. The companies in which the Fund invests may be subject to more volatile market movements than securities of larger, more established companies. The value of the Fund's debt securities changes as interest rates fluctuate: if rates rise, the value of debt securities fall; if rates fall, the value of debt securities rise. In addition, the lower rated debt securities in which the Fund may invest are considered predominately speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:      Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)     5.25%          None          None
-----------------------------------------------------------------------------
Sales charge on reinvested
dividends                                None          None          None
-----------------------------------------------------------------------------
Deferred sales charge (as a
percentage of original
purchase price or redemption
proceeds, whichever is lower)          None(1)        5.00%         1.00%
-----------------------------------------------------------------------------
Redemption fee                           None          None          None
-----------------------------------------------------------------------------
Exchange fee                             None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                      0.75%         0.75%         0.75%
-----------------------------------------------------------------------------
12b-1 expenses                          0.25%         0.75%         0.75%
-----------------------------------------------------------------------------
Other expenses (after expense
deferral)(2)                            0.60%         0.75%         0.75%
-----------------------------------------------------------------------------
Total operating expenses (after
expense deferral)(2)                    1.60%         2.25%         2.25%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 0.75%, 0.75% and 0.75%, respectively, Total operating expenses would have been 1.74%, 2.33% and 2.31%, respectively, and Other expenses would have been 0.74%, 0.83% and 0.81%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                        1 Year       3 Years       5 Years       10 Years
CLASS A                                  $68           $100          $135          $233
-------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time
period(1)                                $74           $103          $143          $258
Assuming no redemption                   $23           $70           $120          $258
-------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time
period(1)                                $33           $70           $120          $258
Assuming no redemption                   $23           $70           $120          $258

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolios outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and, with respect to Portfolios A and C, by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                                            Portfolio A                                     Portfolio B
                                      4/19/93      4/1/94      4/1/95      4/1/96      4/1/97     5/31/95      4/1/96      4/1/97
                                     TO 3/31/94  TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                                 $12.50      $14.16      $12.86      $15.68      $16.59      $12.50      $14.96      $16.60
Income from investment operations:
  Net investment income (deficit)       0.32        0.49        0.48        0.47        0.44        0.24        0.31        0.32
  Net realized and unrealized gains
  (losses) on securities and
  foreign currency                      2.15       (0.89)       2.82        1.64        4.49        2.46        1.64        4.65
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        2.47       (0.40)       3.30        2.11        4.93        2.70        1.95        4.97
Less distributions:
  Dividends from net investment
  income                               (0.32)      (0.49)      (0.48)      (0.48)      (0.44)      (0.24)      (0.31)      (0.32)
  Distributions from capital gains     (0.49)      (0.41)        --        (0.72)      (1.96)        --          --        (0.69)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $14.16      $12.86      $15.68      $16.59      $19.12      $14.96      $16.60      $20.56
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                         19.65%     (2.64%)      26.00%      13.73%      31.04%      21.72%      13.01%      30.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                            $30,447     $31,150     $31,712     $32,082     $47,290      $2,125     $12,740     $36,725
Ratio of expenses to average net
assets, after expense
reimbursement++                        1.59%*      1.60%       1.60%       1.60%       1.57%       2.25%       2.25%       2.22%
Ratio of expenses to average net
assets, before expense
reimbursement+                         1.83%*      1.76%       1.76%       1.75%       1.74%       7.08%*      3.19%       2.33%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++          2.83%*      3.71%       3.29%       2.83%       5.64%       2.59%*      2.29%       5.04%
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++         2.59%*      3.55%       3.12%       2.66%       5.48%      (2.22%)*     1.32%       4.93%
Portfolio turnover**                  177.52%     125.51%     144.97%     166.84%     159.59%     144.97%     166.84%     159.59%
Average commission rate paid**          N/A         N/A       $0.0597     $0.0154     $0.0595     $0.0597     $0.0154     $0.0595

                                                            Portfolio C
                                      4/19/93      4/1/94      4/1/95      4/1/96      4/1/97
                                     TO 3/31/94  TO 3/31/95  TO 3/31/96  TO 3/31/97  TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                                 $12.50      $14.28      $13.03      $15.89      $17.05
Income from investment operations:
  Net investment income (deficit)       0.24        0.41        0.40        0.37        0.34
  Net realized and unrealized gains
  (losses) on securities and
  foreign currency                      2.11       (0.89)       2.86        1.66        4.60
-----------------------------------
Total from investment operations        2.35       (0.48)       3.26        2.03        4.94
Less distributions:
  Dividends from net investment
  income                               (0.24)      (0.41)      (0.40)      (0.37)      (0.34)
  Distributions from capital gains     (0.33)      (0.36)        --        (0.50)      (2.10)
-----------------------------------
Net asset value, end of period         $14.28      $13.03      $15.89      $17.05      $19.55
-----------------------------------
TOTAL RETURN+:                         18.76%     (3.26%)      25.24%      12.91%      30.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                            $69,265     $61,792     $58,997     $62,143     $81,561
Ratio of expenses to average net
assets, after expense
reimbursement++                        2.22%*      2.25%       2.25%       2.25%       2.22%
Ratio of expenses to average net
assets, before expense
reimbursement+                         2.23%*      2.29%       2.28%       2.29%       2.31%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++          2.28%*      3.05%       2.64%       2.18%       4.99%
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++         2.27%*      3.01%       2.61%       2.11%       4.91%
Portfolio turnover**                  177.52%     125.51%     144.97%     166.84%     159.59%
Average commission rate paid**          N/A         N/A       $0.0597     $0.0154     $0.0595

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

22

   BALANCED GROWTH FUND

INVESTMENT OBJECTIVE

A balance of long-term capital appreciation and current income.

INVESTMENT STRATEGY

The Fund's Investment Adviser actively manages a blended portfolio of equity and fixed income securities with an emphasis on the overall total return.

For the equity portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It primarily uses computer intensive systematic disciplines to uncover "change at the margin"--positive business developments that are not yet fully reflected in a company's stock price.

The fixed income portion is actively managed to take advantage of current interest rates and bond market trends by varying the structure, duration and allocation of fixed income investments from various business sectors.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund allocates about 60% of its total assets (but no more than 70% and no less than 50%) to equity securities, with an emphasis on companies with market capitalizations in excess of $500 million, and about 40% of its total assets to debt securities of any maturity issued by corporations and the U.S. Government and its agencies and instrumentalities. A portion of the Fund's net assets (less than 35%) may be invested in debt securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 45. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also use options as a hedging technique.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS

As with any fund that invests in common stocks and debt obligations, the value of the Fund's investments varies in response to movements in the stock and bond markets. Stock prices fluctuate in response to the activities of individual companies and general market and economic conditions. Equity securities in which the Fund invests may be more volatile than securities of larger, more established companies. The value of the Fund's debt securities changes as interest rates fluctuate: if rates rise, the value of debt securities fall; if rates fall, the value of debt securities rise. In addition, lower rated securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         5.25%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          0.75%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.60%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.60%         2.25%         2.25%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees would have been 0.75%, 0.75% and 0.75%, respectively, Total operating expenses would have been 2.56%, 2.71% and 2.68%, respectively, and Other expenses would have been 1.56%, 1.21% and 1.18%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $68           $100          $135          $233
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $74           $103          $143          $258
Assuming no redemption                                       $23           $70           $120          $258
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $33           $70           $120          $258
Assuming no redemption                                       $23           $70           $120          $258

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor A, B and C Portfolios outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and, with respect to Portfolios A and C, by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                                       Portfolio A                             Portfolio B
                                     4/19/93    4/1/94    4/1/95    4/1/96    4/1/97   5/31/95    4/1/96    4/1/97
                                        TO        TO        TO        TO        TO        TO        TO        TO
                                     3/31/94   3/31/95   3/31/96   3/31/97   3/31/98   3/31/99   3/31/97   3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                                $12.50    $13.52    $13.74    $16.16    $15.54    $12.50    $14.18    $14.88
Income from investment operations:
  Net investment income (deficit)      0.15      0.21      0.34      0.32      0.26      0.12      0.17      0.15
  Net realized and unrealized gains
  (losses) on securities and
  foreign currency                     1.02      0.22      2.42      0.84      5.70      1.68      0.70      5.58
-------------------------------------------------------------------------------------------------------------------
Total from investment operations       1.17      0.43      2.76      1.16      5.96      1.80      0.87      5.73
Less distributions:
  Dividends from net investment
  income                              (0.15)    (0.21)    (0.34)    (0.32)    (0.27)    (0.12)    (0.17)    (0.15)
  Distributions from capital gains      --        --        --      (1.46)    (1.70)      --        --      (0.39)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $13.52    $13.74    $16.16    $15.54    $19.53    $14.18    $14.88    $20.07
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                        9.35%     3.22%     20.16%    6.74%     39.34%    14.45%    6.10%     38.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                            $6,446    $4,980    $5,902    $4,898    $6,675     $673     $2,133    $4,254
Ratio of expenses to average net
assets, after expense
reimbursement++                       1.59%*    1.60%     1.60%     1.60%     1.61%     2.25%*    2.25%     2.26%
Ratio of expenses to average net
assets, before expense
reimbursement+                        3.28%*    2.78%     3.30%     3.00%     2.56%    13.05%*    6.44%     2.71%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++         1.30%*    1.44%     2.16%     1.87%     3.58%     1.38%*    1.25%     2.99%
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++       (0.39%)*   0.26%     0.88%     0.73%     2.63%    (8.86%)*  (2.67%)    2.54%
Portfolio turnover**                  85.43%   110.40%   197.19%   212.95%   260.03%   197.19%   212.95%   260.03%
Average commission rate paid**         N/A       N/A     $0.0594   $0.0586   $0.0595   $0.0594   $0.0586   $0.0595

                                                       Portfolio C
                                     4/19/93   4/19/94    4/1/95    4/1/96    4/1/97
                                        TO        TO        TO        TO        TO
                                     3/31/94   3/31/95   3/31/96   3/31/97   3/31/98
PER SHARE DATA:
Net asset value, beginning of
period                                $12.50    $13.54    $13.76    $16.20    $15.59
Income from investment operations:
  Net investment income (deficit)      0.08      0.11      0.24      0.21      0.15
  Net realized and unrealized gains
  (losses) on securities and
  foreign currency                     1.04      0.22      2.44      0.85      5.71
-----------------------------------
Total from investment operations       1.12      0.33      2.68      1.06      5.86
Less distributions:
  Dividends from net investment
  income                              (0.08)    (0.11)    (0.24)    (0.21)    (0.15)
  Distributions from capital gains      --        --        --      (1.46)    (1.40)
-----------------------------------
Net asset value, end of period        $13.54    $13.76    $16.20    $15.59    $19.90
-----------------------------------
TOTAL RETURN+:                        8.91%     2.47%     19.58%    6.05%     38.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                           $16,248   $16,470   $16,586   $16,990   $20,784
Ratio of expenses to average net
assets, after expense
reimbursement++                       2.24%*    2.25%     2.25%     2.25%     2.26%
Ratio of expenses to average net
assets, before expense
reimbursement+                        2.73%     2.60%     3.01%     2.83%     2.68%
Ratio of net investment income
(deficit) to average net assets,
after expense reimbursement++         0.61%*    0.83%     1.53%     1.23%     2.93%
Ratio of net investment income
(deficit) to average net assets,
before expense reimbursement++        0.12%*    0.48%     1.19%     0.91%     2.51%
Portfolio turnover**                  85.43%   110.40%   197.19%   212.95%   260.03%
Average commission rate paid**         N/A       N/A     $0.0594   $0.0586   $0.0595

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

24

   HIGH QUALITY BOND FUND
  (FORMERLY FULLY DISCRETIONARY FIXED INCOME FUND)

INVESTMENT OBJECTIVE

Seeks maximum total return.

INVESTMENT STRATEGY

The Fund's Investment Adviser seeks to outperform the total return of an index of either government/corporate investment grade debt or government/corporate/mortgage investment grade debt through an actively managed diversified portfolio of debt securities. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund.

PRINCIPAL INVESTMENTS


Under normal conditions, the Fund invests at least 65% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities which are rated in the top two investment grades by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage backed and asset backed securities with rates that are fixed, variable or floating. The average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.


The Fund may invest up to 20% of its assets in debt securities rated below investment grade. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 47. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS
As with any fund that invests in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average duration. In addition, the lower rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and economic environments, and other overall economic conditions in countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases
(as a percentage of offering price)                         4.75%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          0.45%         0.45%         0.45%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.50%         0.50%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.25%         0.40%         0.40%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        0.95%         1.35%         1.35%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees are expected to be 0.45%, 0.45% and 0.45%, respectively, Total operating expenses are expected to be 5.93%, 4.82% and 3.82%, respectively, and Other expenses are expected to be 5.23%, 3.87% and 2.87%, respectively, absent the deferral. See "Investment Adviser Compensation."
Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                            1 Year       3 Years       5 Years       10 Years
CLASS A                                                      $57           $76           $98           $159
---------------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $66           $76           $98           $162
Assuming no redemption                                       $14           $43           $74           $162
---------------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $24           $43           $74           $162
Assuming no redemption                                       $14           $43           $74           $162

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge and automatic exchange of Class B shares for Class A shares seven years after purchase.

FINANCIAL HIGHLIGHTS

The Class A, B and C Shares of the High Quality Bond Fund are new classes of shares of the Fund for which financial highlights are not available.

26

   HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

High level of current income and capital growth.

INVESTMENT STRATEGY

The Fund invests primarily in lower rated debt securities commonly referred to as "junk bonds." When evaluating any bond, the Investment Adviser selects bonds based upon a combination of both "top down" analysis of economic trends and "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower rated debt through these professional management techniques and through diversification.

PRINCIPAL INVESTMENTS

Under normal conditions, the Fund invests at least 65% of its total assets in lower rated debt securities and convertible securities rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see "Corporate Bond Ratings" beginning on page 47. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies. The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS

As with any fund that invests primarily in bonds, the value of the Fund's investments fluctuates in response to movements in interest rates. When rates rise, debt security prices fall; when rates fall, debt security prices rise. Lower rated securities, while usually offering higher yields, generally have more risk and volatility than higher rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates and recession may adversely affect the issuer's ability to pay interest and principal. To the extent the Fund invests in stocks, the value of those investments will fluctuate day to day with movements in the stock market as well as in response to the activities of individual companies. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. To the extent the Fund invests in foreign securities, performance also depends on changes in foreign currency values, different political and regulatory environments, and overall economic factors in the countries where the Fund invests. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES - CLASS A, B AND C SHARES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:                          Class A       Class B       Class C
Maximum sales charge on purchases (as a percentage of
offering price)                                             4.75%          None          None
-------------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                         None          None          None
-------------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                     None(1)        5.00%         1.00%
-------------------------------------------------------------------------------------------------
Redemption fee                                               None          None          None
-------------------------------------------------------------------------------------------------
Exchange fee                                                 None          None          None
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees(2)                                          0.60%         0.60%         0.60%
-------------------------------------------------------------------------------------------------
12b-1 expenses                                              0.25%         0.75%         0.75%
-------------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                  0.25%         0.40%         0.40%
-------------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)        1.10%         1.75%         1.75%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. For Class A, B & C, Management fees are expected to be 0.60%, 0.60% and 0.60%, respectively, Total operating expenses are expected to be 1.06%, 1.69% and 1.66%, respectively, and Other expenses are expected to be 0.21%, 0.34% and 0.31%, respectively, absent the deferral. See "Investment Adviser Compensation."

Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                                                           1 Year       3 Years      5 Years     10 Years
CLASS A                                                      $58          $81         $105         $175
-----------------------------------------------------------------------------------------------------------
CLASS B
Assuming redemption at end of time period(1)                 $69          $88         $118         $206
Assuming no redemption                                       $18          $55          $95         $206
-----------------------------------------------------------------------------------------------------------
CLASS C
Assuming redemption at end of time period(1)                 $28          $55          $95         $206
Assuming no redemption                                       $18          $55          $95         $206

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     1. Assumes deduction of a contingent deferred sales charge.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the Fund outstanding throughout the period indicated. The figures have been audited by Ernst & Young L.L.P. Please read in conjunction with the Trust's 1998 Annual Report.

                                                              A             B             C
                                                          3/27/98 TO    3/27/98 TO    3/27/98 TO
PER SHARE DATA:                                            3/31/98       3/31/98       3/31/98
Net asset value, beginning of period                        $12.70        $12.69        $12.69
Income from investment operations:
  Net investment income (deficit)                            0.01          0.01          0.01
  Net realized and unrealized gains (losses)
  on securities and foreign currency                         0.01          0.01          0.01
-------------------------------------------------------------------------------------------------
Total from investment operations                             0.02          0.02          0.02
Less distributions:
  Dividends from net investment income                        --            --            --
  Distributions from capital gains                            --            --            --
-------------------------------------------------------------------------------------------------
Net asset value, end of period                              $12.72        $12.71        $12.71
-------------------------------------------------------------------------------------------------
TOTAL RETURN:                                               0.16%         0.16%         0.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets ($000), end of period                            $4,690        $8,892        $4,815
Ratio of expenses to average net assets, after expense
reimbursement                                               1.06%*        1.69%*        1.66%*
Ratio of expenses to average net assets, before expense
reimbursement                                               1.06%*        1.69%*        1.66%*
Ratio of net investment income (deficit) to average net
assets, after expense reimbursement                         7.22%*        6.61%*        6.91%*
Ratio of net investment income (deficit) to average net
assets, before expense reimbursement                        7.22%*        6.61%*        6.91%*
Portfolio turnover                                         484.39%       484.39%       484.39%
Average commission rate paid                                  --            --            --

*    Annualized

28

   MONEY MARKET FUND

INVESTMENT OBJECTIVE

High current income consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY

The Fund's Investment Adviser invests only in securities that mature in 397 days or less, and are rated in one of the two highest short term rating categories by one or more nationally recognized statistical rating organization, or in comparable unrated securities. The Fund maintains a dollar weighted portfolio average maturity of 90 days or less.

PRINCIPAL INVESTMENTS

The Fund invests in high-quality, short-term U.S. dollar denominated money market instruments that comply with the credit quality and diversification requirements of Rule 2a7 under the Investment Company Act, which regulates money market funds. These include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances of certain domestic and foreign banks and domestic savings and loan associations; commercial paper and other short term corporate obligations; and repurchase agreements. Certain of the acceptable debt instruments may be credit enhanced by a guaranty, letter of credit, or insurance.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 39.

RISK FACTORS
Although the Fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. Neither the Fund nor the portfolio is insured or guaranteed by the U.S. Government. For further explanation, see "Risk Factors and Special Considerations" starting on page 42.

INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases
(as a percentage of offering price)                           None
------------------------------------------------------------------------
Sales charge on reinvested dividends                          None
------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
purchase price or redemption proceeds, whichever is
lower)                                                       None(1)
------------------------------------------------------------------------
Redemption fee                                                None
------------------------------------------------------------------------
Exchange fee                                                  None
------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Management fees                                               0.25%
------------------------------------------------------------------------
12b-1 expenses                                                0.15%
------------------------------------------------------------------------
Other expenses (after expense deferral)(2)                    0.30%
------------------------------------------------------------------------
Total operating expenses (after expense deferral)(2)          0.70%

1. Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase. See "Contingent Deferred Sales Charge" in this prospectus.
2. The Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) otherwise payable by the Fund, subject to possible later reimbursement during a five year period. Total operating expenses would have been 1.10%, and Other expenses would have been 0.70%, absent the deferral. See "Investment Adviser Compensation."

    EXAMPLE:

THE TABLE SHOWS WHAT YOU WOULD PAY IF YOU INVESTED $1,000 OVER THE VARIOUS TIME FRAMES INDICATED.

THE EXAMPLE ASSUMES YOU REINVEST ALL DIVIDENDS AND THE AVERAGE ANNUAL RETURN IS 5%.

                        1 Year                             3 Years       5 Years       10 Years
                          $5                                 $14           $25           $57

     This example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS

The following schedule provides selected data for a share of the predecessor Money Market Portfolio outstanding throughout each period indicated. The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, and by another independent auditor with respect to commencement of operation through March 31, 1995. Please read in conjunction with the Trust's 1998 Annual Report.

                                                           4/19/93        4/1/94        4/1/95        4/1/96        4/1/97
                                                          TO 3/31/94    TO 3/31/95    TO 3/31/96    TO 3/31/97    TO 3/31/98
PER SHARE DATA:
Net asset value, beginning of period                        $1.00         $1.00         $1.00         $1.00         $1.00
Income from investment operations:
  Net investment income (deficit)                            0.01          0.05          0.05          0.05          0.03
  Net realized and unrealized gains (losses)
  On securities and foreign currency                          --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             0.01          0.05          0.05          0.05          0.03
Less distributions:
  Dividends from net investment income                      (0.01)        (0.05)        (0.05)        (0.05)        (0.03)
  Distributions from capital gains                            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.00         $1.00         $1.00         $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+:                                              1.72%         4.58%         5.47%         5.09%         5.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                     $48          $2,996        $3,129       $36,259       $124,864
Ratio of expenses to average net assets, after expense
reimbursement++                                             0.54%*        0.31%         0.45%         0.45%         0.45%
Ratio of expenses to average net assets, before expense
reimbursement+                                             323.24%*       2.49%         5.78%         1.73%         1.10%
Ratio of net investment income (deficit) to average net
assets, after expense reimbursement++                       1.85%*        4.60%         5.35%         4.97%         10.34%
Ratio of net investment income (deficit) to average net
assets, before expense reimbursement++                    (320.85%)*      2.42%         2.77%         4.12%         9.69%
Portfolio turnover**                                         N/A           N/A           N/A           N/A           N/A
Average commission rate paid**                               N/A           N/A           N/A           N/A           N/A

*    Annualized
**   For corresponding Series of the predecessor Master Trust
+    Computations do not reflect the Portfolio's sales charges
++   Includes expenses allocated from the predecessor Master Trust

30

   DISTRIBUTION OF SHARES

CHOOSING A SHARE CLASS

This prospectus offers A, B & C Classes. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide. For actual past expenses of A, B & C Classes, see the Fund Information earlier in this prospectus.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES. Sales charges are as follows:

                          CLASS A SHARES OF EQUITY FUNDS

                                                                       Dealer
                                                       As a % of     commission
                                        As a % of        your          as % of
 Your investment                     offering price   investment   offering price
 Up to $49,999                            5.25%          5.54%          4.50%
 $50,000 - $99,999                        4.50%          4.71%          3.75%
 $100,000 - $249,999                      3.50%          3.63%          2.75%
 $250,000 - $499,999                      2.50%          2.56%          2.00%
 $500,000 - $999,999                      2.00%          2.04%          1.60%
 $1,000,000 and over                   (see below)    (see below)    (see below)

                       CLASS A SHARES OF FIXED INCOME FUNDS

                                                                       Dealer
                                                       As a % of     commission
                                        As a % of        your          as % of
 Your investment                     offering price   investment   offering price
 Up to $49,999                            4.75%          4.99%          4.00%
 $50,000 - $99,999                        4.00%          4.17%          3.25%
 $100,000 - $249,999                      3.50%          3.63%          2.75%
 $250,000 - $499,999                      2.50%          2.56%          2.00%
 $500,000 - $999,999                      2.00%          2.04%          1.60%
 $1,000,000 and over                   (see below)    (see below)    (see below)

Investments of $1 million or more of Class A Shares have no front-end sales charge. The Distributor pays a commission of 1% to financial institutions that initiate purchases of $1 million and more.

                         CLASS B SHARES
 Class B Shares are offered at their net asset value per share, without any initial sales charge. The Distributor pays a commission of 4% for the High Yield Bond Fund and Equity Funds (3% for the Fixed Income Funds) to financial institutions that initiate purchases. There is a contingent deferred sales charge
 (CDSC) on shares you sell within six years of buying them.

                         CLASS C SHARES
 Class C Shares are offered at their net asset value per share without any initial sales charge. The Distributor pays a commission of 1% for the High Yield Bond Fund and Equity Funds (.75% on Fixed Income Funds)to financial institutions that initiate purchases.

                    MONEY MARKET FUND SHARES
 Shares of the Money Market Fund are offered at their net asset value per share without any initial sales charge.

CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a CDSC upon redemption of their shares under the following conditions:

                         CLASS A SHARES
 Shareholders who buy $1 million in shares without a sales charge and redeem within one full year of purchase may be charged a CDSC of 1% on shares redeemed.

                      CLASS B SHARES

                                           CDSC On shares
 Years after purchase                        being sold
 1st year                                      5.00%
 2nd year                                      4.00%
 3rd or 4th years                              3.00%
 5th year                                      2.00%
 6th year                                      1.00%
 After 6 years                                  none


                         CLASS C SHARES
 Shareholders who redeem Class C Shares within one full year of the purchase date may be charged a CDSC of 1%.

                    MONEY MARKET FUND SHARES
 A CDSC may be charged on redemptions of shares purchased through an exchange of Class B or C Shares of an investor who did not own the Class B Shares for six full years or the Class C Shares for one full year, whichever is applicable.

There is no CDSC imposed on shares acquired through reinvestment of dividends or capital gains.

The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed shares at the time of redemption. CDSC calculations are based on the numbers of shares involved, not the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that represent reinvested dividends/ capital gains and then shares that satisfy the holding period. If there are not enough of these to meet your request, we will sell your shares on a first in, first out basis. Your financial institution may elect to waive some or all of the payment thereby reducing the otherwise applicable CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES.

There are several ways you can combine multiple purchases of shares of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

/ / ACCUMULATION PRIVILEGE--lets you add the value of Class A Shares you and your immediate family already own to the amount of your next investment for purposes of calculating the sales charge.

/ / LETTER OF INTENT--lets you purchase Class A Shares over a 13 month period and receive the same sales charge as if all shares had been purchased at once.

/ / COMBINATION PRIVILEGE--lets you combine Class A Shares for purposes of reducing the sales charge.

TO UTILIZE: COMPLETE THE APPROPRIATE SECTION ON YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR NICHOLAS-APPLEGATE MUTUAL FUNDS TO ADD THESE OPTIONS TO AN EXISTING ACCOUNT.

CDSC WAIVERS. The CDSC may be waived on shares you sell for the following reasons:

/ / make payments through certain systematic withdrawal plans

/ / qualifying distributions from qualified retirement plans and other employee benefit plans

/ / distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as IRAs due to death, disability or attainment of age 59 1/2

TO UTILIZE: CONTACT YOUR FINANCIAL REPRESENTATIVE OR NICHOLAS-APPLEGATE MUTUAL FUNDS, OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE. If you sell Class A Shares, you may invest some or all of the proceeds in the same class within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

TO UTILIZE: CONTACT YOUR FINANCIAL REPRESENTATIVE OR NICHOLAS-APPLEGATE MUTUAL FUNDS.

NET ASSET VALUE PURCHASES. Class A Shares may be sold at net asset value to:

(1) current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its general partner, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current or retired registered representatives or full time employees and their spouses and minor children and plans of such persons;

(3) former limited partners and participants of certain investment partnerships and pooled trusts previously managed by the Investment Adviser;

(4) investors who exchange their shares from an unaffiliated investment company which has a sales charge, so long as shares are purchased within 60 days of the redemption;

(5) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees;

(6) Investment Advisers and financial planners who place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

(7) employee sponsored benefit plans in connection with purchases of Class A Shares made as a result of participant directed exchanges between options in such a plan;

(8) "wrap accounts" for the benefit of clients of broker dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Class A Shares; and

(9) such other persons as are determined by the Board of Trustees (or by the distributor pursuant to guidelines established by the board) to have acquired shares under circumstances not involving any sales expense to the trust or the distributor.

DISTRIBUTION PLAN
AND SHAREHOLDER SERVICES

Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class B and C Shares may pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. Class A Shares may pay the Distributor a fee equal to 0.25% of the average daily net assets, and the Money Market Fund may pay up to 0.15% of the average daily net assets. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

Each of the Funds has entered into a Shareholder Services Agreement with the Distributor under which each Fund will reimburse the Distributor up to 0.25%

32

   DISTRIBUTION OF SHARES
of the average daily assets of each of the Funds to pay financial institutions for certain personal services for shareholders and for the maintenance of shareholder accounts.

In addition to the payments described above, the distributor may also pay additional compensation to financial institutions in connection with selling shares of the Funds. Compensation may include financial assistance for conferences, shareholder services, computer software, training programs or promotional activities. The distributor offers additional compensation to financial institutions that the distributor expects will sell a significant amount of shares. Financial institutions may obtain more information by calling
(800) 551-8045.

THE DISTRIBUTOR
OF THE TRUST'S SHARES

Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California 92101

   SIMPLIFIED ACCOUNT INFORMATION


                                                                  OPENING AN ACCOUNT
                                                       REGULAR INVESTMENT                              RETIREMENT
                                                          For A Minor            Automatic           IRA, Rollover,
   FOR THIS TYPE OF ACCOUNT           Regular             (UGMA/UTMA)            Investment            SEP, Etc.
----------------------------------------------------------------------------------------------------------------------
     This is the minimum
      initial investment               $2,000                 $250                  $50                   $250
----------------------------------------------------------------------------------------------------------------------
       Use this type of                        New Account Form (Non-Retirement)
         application                                                                                IRA Application
----------------------------------------------------------------------------------------------------------------------
                                  Each Fund offers a variety of features, which are described in the "Your Account"
                                                                       section
      Before completing            of this prospectus. Please read this section before completing the application.
       the application
----------------------------------------------------------------------------------------------------------------------
        Completing the            If you need assistance, contact your financial representative, or call us at (800)
         application                                                  551-8043.
----------------------------------------------------------------------------------------------------------------------
   If you are sending money            Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS,
           by CHECK               PO BOX 8326, BOSTON, MA 02266-8326. The Trust WILL NOT accept third-party checks.
----------------------------------------------------------------------------------------------------------------------
                                  Please read the bank wire or ACH section under the "Buying Shares" section below.
                                You will need an account number with the Trust by sending a completed application to:
   If you are sending money              NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326.
     by BANK WIRE or ACH         To receive your account number, contact your financial representative or call us at
                                                                   (800) 551-8043.


                                                                    BUYING SHARES
                                                       REGULAR INVESTMENT                              RETIREMENT
                                                          For A Minor            Automatic           IRA, Rollover,
   FOR THIS TYPE OF ACCOUNT           Regular             (UGMA/UTMA)            Investment            SEP, Etc.
----------------------------------------------------------------------------------------------------------------------
     This is the minimum
    subsequent investment               $100                  $100                  $50                   $100
----------------------------------------------------------------------------------------------------------------------
                                         The Trust is open on days that the New York Stock Exchange is open.
  The price you will receive     All transactions received in good order before the market closes receive that day's price.
----------------------------------------------------------------------------------------------------------------------
   If you are sending money            Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS,
           by CHECK               PO BOX 8326, BOSTON, MA 02266-8326. The Trust WILL NOT accept third-party checks.
----------------------------------------------------------------------------------------------------------------------
                                             Instruct your bank to wire the amount you wish to invest to:
                                                    STATE STREET BANK & TRUST CO.--ABA #011000028
   If you are sending money                                        DDA #9904-645-0
         by BANK WIRE                                    STATE STREET BOS, ATTN: MUTUAL FUNDS
                                 CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [SHARE CLASS], [YOUR NAME], [ACCOUNT NAME OR
                                                                       NUMBER]
----------------------------------------------------------------------------------------------------------------------
                                  Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when opening an account, or contact your financial representative, or call us
   If you are sending money                           at (800) 551-8043 for further information.
            by ACH                          To initiate an ACH purchase, call the Trust at (800) 551-8043.

34

   SIMPLIFIED ACCOUNT INFORMATION


                                                                 SELLING OR REDEEMING SHARES
                                                  IN WRITING                                       BY PHONE
                                ----------------------------------------------------------------------------------------------
                                                                                 Selling shares by phone is a service option
                                                                                  which must be established on your account
                                                                                                    prior
                                   Certain requests may require a SIGNATURE      to making a request. See the "Your Account"
                                                  GUARANTEE.                          section, or contact your financial
                                      See that section below for further                       representative,
                                                 information.                      or call us at (800) 551-8043 for further
                                  You may sell up to the full account value,                     information.
    Things you should know       less any applicable sales charge. The Trust     The maximum amount which may be requested by
                                may have additional requirements for redeeming  phone, regardless of account size, is $50,000.
                                 shares. Please call us for more information.   Amounts greater than that must be requested in
                                                                                writing. If you wish to receive your monies by
                                                                                  bank wire, the minimum request is $5,000.
                                ----------------------------------------------------------------------------------------------
                                   If you purchased shares through a financialrepresentative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.
------------------------------------------------------------------------------------------------------------------------------
                                             The Trust is open on days that the New York Stock Exchange is open.
  The price you will receive      All transactions received in good order before the market closes receive that day's price.
------------------------------------------------------------------------------------------------------------------------------
                                Please put your request in writing, including:
                                   the name of the account owners, account
                                 number and the Fund and share Class you are
                                redeeming from, and the share or dollar amount      Contact your financial representative,
                                   you wish to sell, signed by all account              or call us at (800) 551-8043.
    If you want to receive                         owners.                        The proceeds will be sent to the existing
     your monies by CHECK                   Mail this request to:                                   check
                                       NICHOLAS-APPLEGATE MUTUAL FUNDS,                 address listed on the account.
                                     PO BOX 8326, BOSTON, MA 02266-8326.
                                 The check will be sent to the existing check
                                        address listed on the account.
------------------------------------------------------------------------------------------------------------------------------
                                Please put your request in writing, including:
                                the name of the account owners, account number
                                     and the Fund and share Class you are
                                redeeming from, and the share or dollar amount      Contact your financial representative,
                                   you wish to sell, signed by all account              or call us at (800) 551-8043.
    If you want to receive                         owners.                      The proceeds will be sent to the existing bank
   your monies by BANK WIRE                 Mail this request to:                                    wire
                                       NICHOLAS-APPLEGATE MUTUAL FUNDS,                 address listed on the account.
                                     PO BOX 8326, BOSTON, MA 02266-8326.
                                  The proceeds will be sent to the existing
                                   bank wire address listed on the account.
------------------------------------------------------------------------------------------------------------------------------
                                                                                    Contact your financial representative,
                                                                                        or call us at (800) 551-8043.
                                                                                 The proceeds will be sent in accordance with
    If you want to receive                                                                       the existing
      your monies by ACH              Please call us at (800) 551-8043.            ACH instructions on the account and will
                                                                                                 generally be
                                                                                   received at your bank two business days
                                                                                       after your request is received.

                                                                       SIGNATURE GUARANTEES
                                 A signature guarantee from a financial institution is required to verify the authenticity of an
         A definition                                                      individual's
                                signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.
----------------------------------------------------------------------------------------------------------------------------------
                                     A signature guarantee is needed when making a written request for the following reasons:
                                                        1. When selling more than $50,000 worth of shares;
                                           2. When you want a check or bank wire sent to a name or address that is not
      When you need one                                          currently listed on the account;
                                3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                     4. If your address was changed within the last 60 days.

                                                                  EXCHANGING SHARES
                                                       REGULAR INVESTMENT                              RETIREMENT
                                                          For A Minor            Automatic           IRA, Rollover,
   FOR THIS TYPE OF ACCOUNT           Regular             (UGMA/UTMA)            Investment            SEP, Etc.
----------------------------------------------------------------------------------------------------------------------
 This is the minimum exchange
 amount to open a new account          $2,000                 $250                  $50                   $250
----------------------------------------------------------------------------------------------------------------------
                                         The Trust is open on days that the New York Stock Exchange is open.
  The price you will receive     All transactions received in good order before the market closes receive that day's price.
----------------------------------------------------------------------------------------------------------------------
                                  The exchange must be to the Class A, B or C Shares of another Fund (depending upon whether the shares being exchanged are Class A, B or C Shares) or the Money Market
                                                  Fund and to an account with the same registration.
                                 If you intend to keep money in the Fund you are exchanging from, make sure that you
    Things you should know        leave an amount equal to or greater than the Fund's minimum account size (see the
                                                            "Opening an Account" section).
                                To protect other investors, the Trust may limit the number of exchanges you can make.
----------------------------------------------------------------------------------------------------------------------
                                         Contact your financial representative, or call us at (800) 551-8043.
                                The Trust will accept a request by phone if this feature was previously established on
      How to request an                                             your account.
      exchange by PHONE                        See the "Your Account" section for further information.
----------------------------------------------------------------------------------------------------------------------
                                 Please put your exchange request in writing, including: the name on the account, the name of the Fund
                                 and the account number you are exchanging from, the shares or dollar amount you wish
      How to request an                                              to exchange,
       exchange by MAIL          and the Fund you wish to exchange to. Mail this request to: PO BOX 8326, BOSTON, MA
                                                                     02266-8326.

36

   YOUR ACCOUNT

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing the value of the Class' net assets by the number of its shares outstanding.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the trust.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

EXCHANGES. You may exchange shares of any Class for shares of the same Class (A, B, or C) of any other Fund, generally without paying any additional sales charges. You may also exchange shares of any Fund for shares of the Money Market Portfolio. Class C shares purchased through an exchange from a like Class will continue to age from the original date and will retain the same CDSC rate as they had before the exchange. The holding period of Money Market Fund shares purchased through an exchange from Class B or C shares is excluded from the calculation of the holding period on Class B and C shares.

To protect the interests of other investors in a Fund, the trust may cancel the exchange privileges of any parties that, in the opinion of the Investment Adviser, are using market timing strategies that adversely affect the Fund. Guidelines for exchanges are available from the distributor upon request. A Fund may also refuse any exchange order.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

OTHER SHARE CLASSES. Certain Funds also offer Class I and Q shares. The Class I and Q shares have no sales charges and have other expenses which may result in performance for those Classes which is different from that of Class A, B and C shares. You can obtain more information about Class I and Q shares from Nicholas-Applegate Securities at (800) 551-8643.

SHAREHOLDER INQUIRIES. Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company
Attention: Nicholas-Applegate Mutual Funds
P.O. Box 8326
Boston, Ma 02266-8326

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S., 1-617-774-5000 (collect).

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent at the address or telephone number provided above.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

/ / After every transaction that affects your account balance.

/ / After any changes of name or address of the registered owner(s).


/ / In all other circumstances, every month.


Every year you will also receive an applicable tax information statement, mailed by January 31.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends as follows:

             ANNUALLY                        QUARTERLY                   MONTHLY
 International Core Growth           Balanced Growth            High Quality Bond
 Worldwide Growth                    Convertible                High Yield Bond
 International Small Cap                                        Money Market
 Emerging Countries
 Large Cap Growth
 Mid Cap Growth
 Value
 Small Cap Growth

Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

SHAREHOLDER SERVICES. The Investment Adviser may make payments from its own resources to brokers, consultants and financial institutions for performing certain services for shareholders and for the maintenance of shareholder accounts.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS. You may make automatic withdrawals from a Fund of $50 or more on a monthly or quarterly basis if you have an account of $5,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in Class A, B and C Shares of each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into Class A, B and C Shares of another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

CONVERSION OF CLASS B FUND SHARES. Class B shares in a Fund will automatically be exchanged for Class A shares of such Fund seven years after purchase. Exchanges will be made at relative net asset value free of any charges and will not constitute a taxable event for income tax purposes. The amount of time shares are held in the Money Market Fund will be excluded from the calculation of the holding period.

38

   ORGANIZATION AND MANAGEMENT

INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a fee pursuant to an investment advisory agreement. The Emerging Countries Fund pays an advisory fee at the annual rate of 1.25% of the Fund's average net assets. The Value Fund pays at the annual rate of 0.75% of the Fund's average net assets. The Worldwide Growth, International Core Growth and International Small Cap Growth Funds each pay an advisory fee at the annual rate of 1.00% on the first $500 million of each Fund's average net assets, 0.90% on the next 500 million of each Fund's average net assets, and 0.85% on the average net assets of each Fund in excess of $1 billion. The High Quality Bond Fund pays at the annual rate of 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of average net assets, and 0.35% of average net assets in excess of $750 million. The High Yield Bond Fund pays at the annual rate of 0.60% of the Fund's average net assets. The Small Cap Growth Fund pays at the annual rate of 1.00% of the Fund's average net assets. The Large Cap Growth, Mid Cap Growth, Convertible and Balanced Growth Funds each pay at the annual rate of 0.75% of the first $500 million of the Fund's average net assets, 0.675% of the next $500 million of average net assets, and 0.65% of average net assets in excess of $1 billion.


The Investment Adviser has agreed to defer certain fees payable by the Funds, and to absorb other operating expenses of the Funds (excluding interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses), subject to later reimbursement, so that the expenses for the Class A, B and C Shares of the Funds will not exceed the following expense ratios on an annual basis through March 31, 1999:
Worldwide Growth Class A, B & C--1.85%, 2.50%, and 2.50%; International Small Cap Growth Class A, B & C--1.95%, 2.60% and 2.60%; Emerging Countries-- Class A, B & C--2.25%, 2.90% and 2.90%; International Core Growth Class A, B & C--1.95%, 2.60% and 2.60%; Convertible, Balanced Growth, Large Cap Growth, Value and Mid Cap Growth Class A, B & C--1.60%, 2.25% and 2.25%; Small Cap Growth Class A, B & C-- 1.72%, 2.60% and 2.35%; High Quality Bond Class A, B & C--0.95%, 1.35% and
1.35%; High Yield Bond Class A, B & C--1.10%, 1.75% and 1.75%; and Money Market Fund--0.70%*. Each Fund will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Fund are less than the percentage limitation set forth above for any such year. The Investment Adviser will not recover any fee waivers or expense reimbursements from a Fund more than five years after the expenses were incurred (March 31, 2003 in the case of expenses incurred prior to March 31, 1998).


ADMINISTRATOR COMPENSATION

The Funds pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Fund pays Nicholas-Applegate Capital Management a monthly fee at the annual rate of 0.10% of average net assets. Each Fund pays Investment Company Administration Corporation a monthly fee at an annual rate ranging from 0.05% to 0.01% of average net assets, with a minimum of $40,000 per Fund.

DISTRIBUTOR:

Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California 92101
(800) 551-8045

PORTFOLIO TRADES

The Investment Adviser is responsible for the Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that sell shares of the Fund or that provide research services to the Fund, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. The Investment Adviser expects high annual portfolio turnover up to 200%. This is generally higher than other Funds and will result in the Funds incurring higher brokerage costs.

INVESTMENT OBJECTIVE

Each Fund's investment objective is fundamental and may only be changed with shareholder approval.

The other fundamental limitations are described in the Statement of Additional Information. All other changes may be made by the Board of Trustees without shareholder approval.

DIVERSIFICATION

All the Funds are diversified.

PRIOR MASTER-FEEDER STRUCTURE

Prior to July 24, 1998, the various classes of most of the Funds were separate Portfolios of the Trust, and invested all of their assets in corresponding portfolios of Nicholas-Applegate Investment Trust (the "Master Trust"). In this "master-feeder" structure, the Investment Adviser served as the adviser to the Master Trust, and the Trust had no separate adviser. The "master-feeder" structure was terminated, with the approval of the shareholders of the Trust, in order to achieve certain economies for the Trust.

PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL


ARTHUR E. NICHOLAS, MANAGING PARTNER



Chief Investment Officer



Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank



B.S.--San Diego State University


CATHERINE SOMHEGYI, PARTNER

Chief Investment Officer--Global Equity Management

Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers

M.B.A. and B.S.--University of Southern California

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH AND EMERGING COUNTRIES

LARRY SPEIDELL, PARTNER, CFA

Director of Global/Systematic Portfolio Management and Research

Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, AND EMERGING COUNTRIES


ANDREW B. GALLAGHER, PARTNER



Portfolio Manager



Joined firm in 1992; 7 years prior investment management experience with Pacific
    Century Advisors and Sentinel Asset Management



M.B.A.--San Diego State University; B.A.--University of California, Irvine



WORLDWIDE GROWTH


PEDRO V. MARCAL, PARTNER

Portfolio Manager

Joined firm in 1994; 5 years prior investment management experience with A.B.
    Laffer, V.A. Canto & Associates, and A-Mark Precious Metals

B.A.--University of California, San Diego

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, AND EMERGING COUNTRIES

LORETTA J. MORRIS, PARTNER

Portfolio Manager

Joined firm in 1990; 10 years prior investment management experience with Collins Associates

Attended California State University, Long Beach; CFA Level II candidate


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL SMALL CAP GROWTH


ESWAR MENON

Portfolio Manager

Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Technology

M.B.A., summa cum laude--University of Chicago; M.S.--University of California, Santa Barbara; B.S.--Indian Institute of Technology, Madras

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, AND EMERGING COUNTRIES

ALEX MUROMCEW

Portfolio Manager

Joined firm in 1996; 6 years prior investment management experience with Jardine
    Fleming Securities (Japan); Emerging Markets Investors Corporation; Teton Partners LP

M.B.A.--Stanford University; B.A.--Dartmouth College

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL SMALL CAP GROWTH

ERNESTO RAMOS, PH.D.


Portfolio Manager


Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University

Ph.D.--Harvard University; B.S.--Massachusetts Institute of Technology

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, AND EMERGING COUNTRIES


JON BORCHARDT



Portfolio Manager



Joined firm in 1994; 5 years prior investment management experience with Union
    Bank



B.S. University of San Francisco



EMERGING COUNTRIES


MELISA A. GRIGOLITE

Portfolio Manager

Joined firm in 1991; prior experience with SGPA Architecture and Planning

M.S.--San Diego State University; B.S. Southwest Missouri State University

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL SMALL CAP GROWTH


JESSICA HILINSKI



Portfolio Manager



Joined firm in 1996; 3 years prior experience in Eaton Vance Management and Union Capital Advisors



Attended University of Pennsylvania



EMERGING COUNTRIES

40

   ORGANIZATION AND MANAGEMENT

JOHN TRIBOLET

Portfolio Manager

Joined firm in 1997; 5 years prior experience with Kemper Securities, Inc. and PaineWebber

M.B.A.--University of Chicago; B.A.--Columbia University


WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL SMALL CAP GROWTH


AYLIN UCKUNKAYA


Portfolio Manager


Joined firm in 1997; 4 years investment management experience with Global
    Securities

B.A. Istanbul University


EMERGING COUNTRIES


EQUITY MANAGEMENT--U.S.

ARTHUR E. NICHOLAS, MANAGING PARTNER

Chief Investment Officer

Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University


CATHERINE SOMHEGYI, PARTNER


Chief Investment Officer--Global Equity Management

Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers

M.B.A. and B.S.--University of Southern California

LARGE CAP GROWTH, VALUE, SMALL CAP GROWTH, MID CAP GROWTH, BALANCED GROWTH, AND CONVERTIBLE


THOMAS BLEAKLEY, PARTNER



Portfolio Manager



Joined firm in 1995; 3 years prior investment management experience with Twentieth Century Investors and Dell Computer Corporation



M.B.A.--University of Texas--Boston University



SMALL CAP GROWTH



WILLIAM H. CHENOWETH, CFA



Portfolio Manager



Joined firm in 1998; 12 years prior investment experience with Turner Investment
    Partners, Inc., and Jefferson-Pilot Corporation



M.B.A. and B.B.A.--Emory University



SMALL CAP GROWTH AND MID CAP GROWTH



ANDREW B. GALLAGHER, PARTNER



Portfolio Manager



Joined firm in 1992; 7 years prior investment management experience with Pacific
    Century Advisors and Sentinel Asset Management



M.B.A.--San Diego State University; B.A.--University of California, Irvine



MID CAP GROWTH AND LARGE CAP GROWTH


JOHN J. KANE, PARTNER

Portfolio Manager--U.S. Systematic

Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment Management Company and General Electric Company

M.A. and B.A.--Columbia University; M.B.A.--University of California, Los
    Angeles

BALANCED GROWTH AND VALUE


LARRY SPEIDELL, PARTNER, CFA



Director of Global/Systematic Portfolio Management and Research



Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company



M.B.A.--Harvard University; B.E.--Yale University



VALUE AND BALANCED GROWTH



SANDRA DURN



Portfolio Manager



Joined firm in 1994; prior experience at Science Solutions, Inc. and San Diego
    State University Economics Department (instructor)



M.A.--San Diego State University; B.A.--University of Maryland



CONVERTIBLE AND HIGH YIELD BOND



JOHN C. MCCRAW



Portfolio Manager



Joined firm in 1992; prior investment management experience with Nations Bank



M.B.A.--University of California, Irvine; B.A.--Flagler College



SMALL CAP GROWTH



MICHAEL P. CARROLL



Portfolio Manager



Joined firm in 1998; 3 years prior investment experience with Morgan Stanley
    Dean Witter & Co. and The University of Notre Dame Investment Office.



B.B.A--University of Notre Dame



CONVERTIBLE FUND



PAUL E. CLUSKEY



Portfolio Manager



Joined firm in 1998; 4 years prior investment experience at SEI Investments and Piper Jaffray, Inc.



B.S.--New York University



MINI CAP GROWTH AND SMALL CAP GROWTH

AARON HARRIS



Portfolio Manager



Joined firm in 1995; 1 year prior investment management experience at Chemical
    Bank



B.A.--Princeton University



SMALL CAP GROWTH



TRISHA C. SCHUSTER, CFA



Portfolio Manager



Joined firm in 1998; 5 years prior investment experience with Farmers Insurance
    Group and Personal Financial Management



M.B.A.--University of Southern California; B.A. University of California, Irvine



MID CAP GROWTH AND LARGE CAP GROWTH


EMMY SOBIESKI, CFA

Portfolio Manager

Joined firm in 1998; 4 years prior investment experience with Farmers Insurance
    Investment Division and EEN Business Network

M.B.A.--University of Southern California; B.A.--University of San Diego


MID CAP GROWTH AND LARGE CAP GROWTH


MARK STUCKELMAN

Portfolio Manager, U.S. Systematic

Joined firm in 1995; 5 years experience with Wells Fargo Bank Investment
    Management Group; Fidelity Management Trust Co.; and BARRA

M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkley

VALUE

THOMAS J. SULLIVAN

Portfolio Manager

Joined firm in 1994; 2 years prior investment experience with Donaldson, Lufkin
    & Jenrette Securities Corp.

B.S.--Rochester Institute of Technology

MID CAP GROWTH AND LARGE CAP GROWTH

FIXED INCOME

FRED S. ROBERTSON, III, PARTNER

Chief Investment Officer--Fixed Income

Joined firm in 1995; 22 years prior investment management experience with Criterion Investment Management Company and DuPont Chemical Pension Fund

M.B.A.--College of William and Mary; B.S.--Cornell University

BALANCED GROWTH, MONEY MARKET, HIGH QUALITY BOND, AND HIGH YIELD BOND

JAMES E. KELLERMAN, PARTNER

Portfolio Manager

Joined firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance

M.B.A.--St. John's University; B.B.A.--Susquehanna University

BALANCED GROWTH, MONEY MARKET AND HIGH QUALITY BOND

CLAUDIA BENGSTON

Portfolio Manager

Joined firm in 1995; 18 years prior investment experience with Criterion
    Investment Management Company and Gibralter Savings

B.S.--University of Oklahoma

MONEY MARKET

MALCOM S. DAY, CFA

Portfolio Manager

Joined firm in 1995; 3 years prior investment management experience with Payden
    & Rygel

M.B.A.--University of California, Los Angeles; B.S.-- Northern University

BALANCED GROWTH, MONEY MARKET AND HIGH QUALITY BOND

DOUGLAS FORSYTH, CFA

Portfolio Manager

Joined firm in 1994; 3 years prior investment management experience with AEGON
    Usa

B.B.A.--University of Iowa

HIGH YIELD BOND

JAN FRIEDLI

Portfolio Manager

Joined firm in 1997; 7 years prior investment management experience with Stone
    Capital Management, PIMCO, and the Vanguard Group, Inc.

M.B.A.--University of Chicago, B.S.--Villanova University

HIGH YIELD BOND

SUSAN MALONE

Portfolio Manager

Joined firm in 1996; 7 years prior investment management experience with BEA
    Associates

M.B.A.--New York University; B.S.--Carnegie Mellon University

BALANCED GROWTH AND HIGH YIELD BOND

42

   RISK FACTORS AND SPECIAL CONSIDERATIONS

MUTUAL FUND CONSIDERATIONS IN GENERAL

Prospective investors should know that any mutual fund investment is subject to market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Funds a long-term investment.

DERIVATIVE CONTRACTS AND
SECURITIES CONSIDERATIONS

The term "derivative" traditionally applies to certain contracts that "derive" their value from changes in the value of underlying securities, currencies, commodities or indices. Investors refer to certain types of securities that incorporate the performance characteristics of these contracts as derivatives. Derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These include swap agreements, options, futures, and convertible securities. The Funds seek to use derivative contracts and securities to reduce volatility and increase total performance. While the price reaction of certain derivatives to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. The Funds will only use derivatives in a manner consistent with their investment objectives, policies and limitations.

INTERNATIONAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS. Because the assets in each Fund may be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. The Funds may incur costs in connection with conversions between currencies.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

A number of Asian countries are currently experiencing economic difficulties and significant declines in values in their financial markets as a result of the rapid convergence in those countries, beginning in the fourth quarter of 1997, of a number of the social, political and economic risk factors referred to above. The unsettled condition of several Asian financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

Hong Kong transferred its sovereignty from Great Britain to the People's Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no assurance that China will continue to protect property rights in Hong Kong after 1997, although China has moved toward free enterprise, and has established stock exchanges of its own.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.

Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain. For example, the share registrar may require a shareholder to travel to that country to present required documentation before buying or selling securities. In some instances, there may be no requirements to maintain back-up shareholder records. Failure by the share registrar to properly maintain shareholder records, protect the same against fire or computer virus, or carry adequate insurance against such occurrences, potentially could result in a loss of a Fund's investment in those securities.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.


LOWER RATED SECURITIES CONSIDERATIONS. Securities rated below investment grade usually offer higher yields than higher rated securities but are also subject to more risk than higher rated securities. Lower rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high rated securities, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.


In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the

44

   RISK FACTORS AND SPECIAL CONSIDERATIONS
market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

The average percentages of assets invested by the Funds listed below in bonds of each permissible rating (as rated by Standard & Poor's Corporation), on a monthly dollar-weighted basis, were as follows for the year ended March 31, 1998: Convertible-- AAA-1.87%; AA-2.21%; A-9.57%; BBB-12.46%; BB-9.57%; B-8.80%;
CCC-0.13%; non-rated-9.05%; Balanced Growth--AAA-21.02%; AA-1.60%; A-4.31%;
BBB-1.94%; BB-0.26%; B-2.29%; CCC-0.99%; CC-0.01%; non-rated-1.55%; High Quality
Bond--AAA-61.28%; AA-5.35%; A-10.57%; BBB-5.29%; BB-1.81%; B-4.87%; CCC-0.67%;
CC-0.15%; non-rated-2.94%; and High Yield Bond--BB-10.41%; B-47.74%; CCC-11.29%;
non-rated-17.16%. A description of the rating categories is contained in this prospectus.

THE FUNDS' INVESTMENTS

EQUITY SECURITIES. Equity securities include common stocks, convertible securities and warrants. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALLER ISSUERS. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of such smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds. For a further explanation of these ratings, see "Corporate Bond Ratings" beginning on page 45.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities such as U.S. Treasury bills, notes, bonds, and certificates issued by the Government National Mortgage Association ("GNMA") are supported by the full faith and credit of the United States. Other U.S. Government securities, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank Board, are supported by the right of the issuer to borrow from the U.S. Treasury. Still others, such as securities of the Student Loan Marketing Association, are supported only by the credit of the issuer. U.S. Government securities may include zero coupon securities that are issued or purchased at a significant discount from face value.


ZERO COUPON SECURITIES. These securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim payments of principal and interest. They may be subject to greater volatility than other securities. In addition, because income is accrued on a current basis, a Fund may have to sell other portfolio securities to make necessary income distributions.


MORTGAGE-RELATED SECURITIES. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by a pool of mortgage loans or mortgage pass-through securities. Typically CMOs are collateralized by certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities, such as GNMA. GNMA certificates are mortgaged-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks, and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration. The rate of prepayment of underlying mortgage loans in a pool rises when interest rates fall and falls when interest rates rise. Accordingly, it is not possible to predict accurately the average life of a particular pool.

ASSET BACKED SECURITIES. The non-mortgage-related asset-backed securities in which certain Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.


SOVEREIGN DEBT SECURITIES. Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.


BRADY BONDS. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

INVESTMENT COMPANY SECURITIES. Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual Funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.


ILLIQUID SECURITIES. Each Fund may invest up to 15% (except the Money Market Fund which may invest up to 10%) of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that is not registered under U.S. securities laws, or cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities under U.S. securities laws before being resold. The Board of Trustees has determined that Rule 144A securities are not illiquid securities.


TEMPORARY INVESTMENTS. Each Fund may, from time to time on a temporary basis, invest all of its assets in short-term instruments to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture. These temporary investments include: notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES


REPURCHASE AGREEMENTS. Repurchase agreements are the purchase by the Fund of a security that the seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.


SECURITIES SWAPS. A securities swap is a technique primarily used to indirectly participate in the securities market of a country from which a Fund would

46

   RISK FACTORS AND SPECIAL CONSIDERATIONS
otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. Government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING. Each Fund may borrow up to 20% of its total assets for temporary, extraordinary or emergency purposes. Each Fund may also borrow money through reverse repurchase agreements, uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


SECURITIES LENDING. The Funds may lend securities only to financial institutions such as banks, broker/ dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan.


FOREIGN CURRENCY TRANSACTIONS. Each Fund investing in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each such Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.


OPTIONS. Options on securities, securities indices and foreign currencies may be used to manage market, interest rate and currency risks. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may also write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.



FUTURES AND OPTIONS ON FUTURES. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.


RISKS OF FUTURES AND OPTIONS TRANSACTIONS. When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the portfolio securities being hedged. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market movements. In these events, a Fund could lose money on the futures contracts or option. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for positions in futures contracts or for options at all times.

NON-HEDGING STRATEGIC TRANSACTIONS. Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's Portfolio resulting from securities markets, currency, or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the High Quality Bond Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for such purposes will not exceed 5% of the Fund's net assets at any one time and , to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options" and "Futures and Options on Futures."

THE YEAR 2000

The Investment Adviser has taken steps that it believes are reasonably designed to address the potential failure of computer programs used by the Investment Adviser and the Trust's service providers to address the Year 2000 issue. There can be no assurance that these steps will be sufficient to avoid any adverse impact.

In addition, the Year 2000 problem may adversely affect the Funds' investments. For example, portfolio companies may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors.

CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

48

   RISK FACTORS AND SPECIAL CONSIDERATIONS

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following table sets forth historical performance information for the Class A, B and C shares of the Mid Cap Growth, Convertible and International Small Cap Growth Funds. It includes historical performance information for the A, B and C Portfolios which preceded the Funds prior to the reorganization of the Trust in March, 1998, for the corresponding master funds of the Master Trust which were operated by the Investment Adviser prior to the organization of such A, B and C Portfolios, and for the following investment partnerships which preceded such master funds: Mid Cap Growth Fund--includes performance information for Whitehall Partners, a California limited partnership the assets of which were transferred to the predecessor of the Mid Cap Growth Fund in April, 1993; Convertible Fund--includes performance information for Coventry Partners, a California limited partnership the assets of which were transferred to the predecessor of the Convertible Fund in April, 1993; International Small Cap Growth Fund--includes performance information for Huntington Partners, a California limited partnership the assets of which were transferred to the predecessor of the International Small Cap Growth Fund in January, 1994.

    All information set forth in the table relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, such information has not been verified and is unaudited. See "Performance Information" in the Statement of Additional Information for information about calculation of total return.


    The Investment Adviser has advised the Trust that such partnerships were operated with materially equivalent investment objectives, policies, strategies and restrictions as such A, B and C Portfolios, and their assets were transferred to the corresponding master funds of the Master Trust prior to the effective date of the Portfolios' registration statement. It has indicated that such results for the prior partnerships and for the corresponding master funds of the Master Trust, have been adjusted to reflect the deduction of the fees and expenses of the A, B and C Portfolios (including Rule 12b-1 fees), and, for the period preceding the reorganization of the Trust, the proportionate shares of the operating expenses of the corresponding master funds of the Master Trust (including advisory fees), and give effect to transaction costs (such as sales loads) as well as reinvestment of income and gains. However, the prior investment partnerships were not registered under the 1940 Act and were not subject to certain investment restrictions imposed by such Act; if they had been so registered, their performance might have been adversely affected.


    The results presented on the following pages may not necessarily equate with the return experienced by any particular shareholder or partner as a result of the timing of investments and redemptions. In addition, the effect of taxes on any shareholder or partner will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

50

                                   CLASS A SHARES OF THE FUNDS
                          MID CAP GROWTH            CONVERTIBLE            INTERNATIONAL SMALL
                           PERFORMANCE              PERFORMANCE              CAP PERFORMANCE
                                   RUSSELL                  CS FIRST                    SALOMON
                       MID CAP     MID CAP                   BOSTON     INTERNATIONAL    EPAC/
                        GROWTH      GROWTH    CONVERTIBLE  CONVERTIBLE    SMALL CAP       EMI
        YEAR             FUND      INDEX(1)      FUND       INDEX(2)        FUND        INDEX(3)
  1985(4)               18.05%       n/a          n/a          n/a           n/a          n/a
  1986                  25.07       17.55%        n/a          n/a           n/a          n/a
  1987(4)               (2.47)       2.76       (8.74%)      (0.22%)         n/a          n/a
  1988                   6.02       12.92        12.92        13.41          n/a          n/a
  1989                  26.06       31.48        20.87        13.76          n/a          n/a
  1990(4)               (5.11)      (5.13)      (4.07)       (6.89)       (22.06%)      (16.96%)
  1991                  46.53       47.03        30.29        29.11         5.29          6.66
  1992                   6.95        8.71        3.41         17.58        (17.42)      (15.42)
  1993                  12.78       11.19        19.85        18.55         18.77        30.34
  1994                 (15.67)      (2.17)      (13.04)      (4.72)         3.12          9.44
  1995                  30.45       33.99        15.33        23.72         0.00          4.79
  1996                   9.76       17.48        13.94        13.84         11.48         6.47
  1997                   9.79       22.58        16.16        16.92         7.50        (10.27)
  Last year(5)          34.36       42.40        24.16        25.87         29.15         7.75
  Last 5 years(5)       14.40       18.42        15.50        13.40         15.59         7.94
  Last 10 years(5)      18.15       17.08        16.66        13.11          n/a          n/a
  Since inception(5)    19.42       16.35        14.88        12.23         7.91          2.99

                                   CLASS B SHARES OF THE FUNDS
                          MID CAP GROWTH            CONVERTIBLE            INTERNATIONAL SMALL
                           PERFORMANCE              PERFORMANCE              CAP PERFORMANCE
                                   RUSSELL                  CS FIRST                    SALOMON
                       MID CAP     MID CAP                   BOSTON     INTERNATIONAL    EPAC/
                        GROWTH      GROWTH    CONVERTIBLE  CONVERTIBLE    SMALL CAP       EMI
        YEAR             FUND      INDEX(1)      FUND       INDEX(2)        FUND        INDEX(3)
  1985(4)               19.38%       n/a          n/a          n/a           n/a          n/a
  1986                  26.24       17.55%        n/a          n/a           n/a          n/a
  1987(4)               (2.70)       2.76       (9.12%)      (0.22%)         n/a          n/a
  1988                   6.28       12.92        13.41        13.41          n/a          n/a
  1989                  27.30       31.48        12.83        13.76          n/a          n/a
  1990(4)               (5.50)      (5.13)      (4.43)       (6.89)       (22.17%)      (16.96%)
  1991                  48.66       47.03        31.68        29.11         5.46          6.66
  1992                   7.15        8.71        3.48         17.58        (17.75)      (15.42)
  1993                  13.36      (11.19)       20.51        18.55         19.55        30.34
  1994                 (16.06)      (2.17)      (13.31)      (4.72)         2.32          9.44
  1995                  31.92       33.99        15.91        23.72        (0.26)         4.79
  1996                  10.17       22.96        14.61        13.84         11.89         6.47
  1997                  10.16       22.58        17.02        16.92         7.90        (10.27)
  Last year(5)          35.84       42.40        25.51        25.87         35.63         7.75
  Last 5 years(5)       14.68       18.42        15.86        13.40         15.99         7.94
  Last 10 years(5)      18.04       17.03        16.57        13.11          n/a          n/a
  Since inception(5)    19.18       16.36        14.72        12.23         11.89         2.99

                                   CLASS C SHARES OF THE FUNDS
                          MID CAP GROWTH            CONVERTIBLE            INTERNATIONAL SMALL
                           PERFORMANCE              PERFORMANCE              CAP PERFORMANCE
                                   RUSSELL                  CS FIRST    INTERNATIONAL   SALOMON
                       MID CAP     MID CAP                   BOSTON       SMALL CAP      EPAC/
                        GROWTH      GROWTH    CONVERTIBLE  CONVERTIBLE     GROWTH         EMI
        YEAR             FUND      INDEX(1)      FUND       INDEX(2)        FUND        INDEX(3)
  1985(4)               23.28%       n/a          n/a          n/a           n/a          n/a
  1986                  31.24       17.55%        n/a          n/a           n/a          n/a
  1987(4)                2.30        2.76       (4.33%)      (0.22%)         n/a          n/a
  1988                  11.28       12.92        18.41        13.41          n/a          n/a
  1989                  32.30       31.48        26.83        13.76          n/a          n/a
  1990(4)               (0.52)      (5.13)       0.57        (6.89)       (18.89%)      (16.96%)
  1991                  53.66       47.03        36.68        29.11         10.46         6.66
  1992                  12.15        8.71        8.48         17.58        (13.42)      (15.42)
  1993                  18.23       11.19        25.51        18.55         24.55        30.34
  1994                 (11.53)      (2.17)      (8.75)       (4.72)         8.77          9.44
  1995                  36.80       33.99        20.83        23.72         3.57          4.79
  1996                  15.20       17.48        19.55        13.84         16.91         6.47
  1997                  15.19       22.58        21.76        16.92         12.74       (10.27)
  Last year(5)          40.95       42.40        30.22        25.87         35.63         7.75
  Last 5 years(5)       14.94       18.42        15.99        13.40         15.99         7.94
  Last 10 years(5)      18.05       17.03        16.53        13.11          n/a          n/a
  Since inception(5)    19.19       16.35        14.68        12.23         7.89          2.99

1 The Russell Mid Cap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell Mid Cap Growth Index is considered generally representative of the U.S. market for mid cap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion and the largest company in the Index had an approximate market capitalization of $8.7 billion. This Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.

2 The CS First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities, whether they are convertible preferred stocks or convertible bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.

3 The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index that includes shares of approximately 2,800 companies in 22 countries excluding Canada and the United States. Companies included in the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issues that are legally and practically available to outside investors are included in the Index. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

4    Inception dates are as follows:

     Core Growth Portfolio A (predecessor to the Class A shares of the Mid Cap
     Fund)--September 30, 1985 (registration statement effective April 19,
     1993); Income & Growth Portfolio A (predecessor series to the Class A shares of the Convertible Fund)--December 31, 1986 (registration statement effective April 19, 1993); International Small Cap Growth Portfolio A (predecessor to the Class A shares of the International Small Cap Growth
     Fund)--June 7, 1990 (registration statement effective August 31, 1994).

     Core Growth Portfolio B (predecessor to the Class B shares of the Mid Cap
     Fund)--September 30, 1985 (registration statement effective May 31, 1995); Income & Growth Portfolio B (predecessor series to the Class B shares of the Convertible Fund)--December 31, 1986 (registration statement effective April 19, 1993); International Small Cap Growth Portfolio B (predecessor to the Class B shares of the International Small Cap Growth Fund)--June 7, 1990 (registration statement effective May 31, 1995).

     Core Growth Portfolio C (predecessor to the Class C shares of the Mid Cap
     Fund)--September 30, 1985 (registration statement effective April 19,
     1993); Income & Growth Portfolio C--(predecessor series to the Class C shares of the Convertible Fund)--December 31, 1986 (registration statement effective April 19, 1993); International Small Cap Growth Portfolio C (predecessor to the Class C shares of the International Small Cap Growth
     Fund)--June 7, 1990 (registration statement effective August 31, 1994).

5    Through March 31, 1998.


NEW ACCOUNT FORM (NON-IRA)   NICHOLAS APPLEGATE-Registered Trademark       MAIL TO:
--------------------------    M U T U A L  F U N D S                       Nicholas-Applegate Mutual Funds
A B C PORTFOLIOS                                                           PO Box 8326
                                                                           Boston, MA 02266-8326
FOR AN IRA ACCOUNT APPLICATION, CALL 800-551-8043.                         800- 551-8043

------------------------------------------------------------------------------------------------------------
1.   YOUR ACCOUNT REGISTRATION
------------------------------------------------------------------------------------------------------------

PLEASE PRINT. COMPLETE ONE SECTION ONLY.  Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ /  INDIVIDUAL OR JOINT ACCOUNT


     First Name                            Middle Initial      Last Name          -----------------------
                                                                                  Social Security Number

     Joint Tenant (IF ANY)                 Middle Initial      Last Name          -----------------------
                                                                                  Social Security Number
/ /  GIFT OR TRANSFER TO MINOR (UGMA/UTMA)


     Custodian's First Name (ONLY ONE)     Middle Initial      Last Name


     Minor's First Name (ONLY ONE)         Middle Initial      Last Name


                                       -        -                  -             -
     Minor's State or Residence     Minor's Date of Birth   Minor's Social Security Number


/ /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)


                                    Name of Trust, Corporation or Other Entity


                                                                                  -             -
                 Trustee Name(s) or Type of Entity                            Date of Trust Agreement


                                                                                 -            -
                 Name of Beneficiary (OPTIONAL)                            Taxpayer Identification Number

------------------------------------------------------------------------------------------------------------
2.   YOUR ADDRESS
------------------------------------------------------------------------------------------------------------

Do you have any other identically registered Nicholas-Applegate accounts?  / / Yes / / No


                                                                           CITIZENSHIP
                                                                           / / U.S.
Street Address or PO Box Number            Apartment Number                / / Resident Alien
                                                                           / / Non-resident Alien


                                                                           Specify Country (if not U.S.)

                                                                     -
         City                            State                      Zip


   -                 -                     -                   -
Area Code         Home Phone            Area Code         Business Phone

------------------------------------------------------------------------------------------------------------
3.   YOUR INVESTMENT
------------------------------------------------------------------------------------------------------------

Please select your fund choices and appropriate share class. See prospectus for investment minimums.

                                       CLASS          CLASS          CLASS          AMOUNT
------------------------------------------------------------------------------------------------------------
Small Cap Growth                      A(357) / /     B(765) / /     C(358) / /     $
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                        A(360) / /     B(758) / /     C(366) / /     $
------------------------------------------------------------------------------------------------------------
Large Cap Growth                      A(966) / /     B(967) / /     C(968) / /     $
------------------------------------------------------------------------------------------------------------
Convertible                           A(361) / /     B(759) / /     C(367) / /     $
------------------------------------------------------------------------------------------------------------
Balanced Growth                       A(362) / /     B(760) / /     C(368) / /     $
------------------------------------------------------------------------------------------------------------
High Quality Bond                     A(   ) / /     B(   ) / /     C(   ) / /     $
------------------------------------------------------------------------------------------------------------
Value                                 A(   ) / /     B(   ) / /     C(   ) / /     $
------------------------------------------------------------------------------------------------------------
Money Market                          A(365) / /                                   $
------------------------------------------------------------------------------------------------------------
Emerging Countries                    A(177) / /     B(766) / /     C(178) / /     $
------------------------------------------------------------------------------------------------------------
International Small Cap               A(353) / /     B(764) / /     C(355) / /     $
------------------------------------------------------------------------------------------------------------
International Core Growth             A(674) / /     B(675) / /     C(754) / /     $
------------------------------------------------------------------------------------------------------------
Worldwide Growth                      A(363) / /     B(761) / /     C(369) / /     $
------------------------------------------------------------------------------------------------------------
High Yield Bond                       A(   ) / /     B(   ) / /     C(   ) / /     $
------------------------------------------------------------------------------------------------------------
Other                                                                              $
------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
4.   YOUR METHOD OF PAYMENT
------------------------------------------------------------------------------------------------------------

/ /  BY CHECK: Payable to NICHOLAS-APPLEGATE MUTUAL FUNDS         / / BY EXCHANGE: Portfolio name from which
               (Third party checks will NOT be accepted.)                          you are exchanging

/ /  BY WIRE: Please call (800)551-8043 for your account number  / / BY CONFIRM TRADE ORDER: Trade Order #


------------------------------------------------------------------------------------------------------------
5.   TO REDUCE YOUR SALES CHARGE -- A SHARES ONLY
------------------------------------------------------------------------------------------------------------

/ /  AGGREGATION/COMBINED PURCHASES  you may aggregate investments for yourself and your immediate family as well as through concurrent purchases of shares of two or more of the Nicholas-Applegate Series A
     Portfolios.

/ /  RIGHTS OF ACCUMULATION  list the accounts of other Nicholas-Applegate funds that you and your immediate family already own.  I apply for reduced sales charges subject to the Agent's confirmation of the following holdings of my account(s) of eligible related investors as described in the applicable Prospectus.


          Fund Name                    Shareholder(s) & Relationship               Account Number (IF KNOWN)


          Fund Name                    Shareholder(s) & Relationship               Account Number (IF KNOWN)

/ /  NET ASSET VALUE FOR RETIREMENT PLANS  I certify that I am purchasing shares for a Retirement Plan of an organization with 50 or more eligible employees.

/x/  LETTER OF INTENT  A letter of intent option is also available.  Please contact us at (800) 551-8043 for further details.


------------------------------------------------------------------------------------------------------------
6.   YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
------------------------------------------------------------------------------------------------------------

Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.

DIVIDENDS (CHECK ONE)  / / Reinvest  / / Cash       CAPITAL GAINS (CHECK ONE)  / / Reinvest  / / Cash

/ /  CROSS FUND REINVESTMENT(+) (OPTIONAL) Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Portfolio.


From                                                To
                     Portfolio Name                                        Portfolio Name

(+)  MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES. MUST BE A $5,000 MINIMUM ACCOUNT VALUE FOR THIS SERVICE.



                                            SERVICE OPTIONS

------------------------------------------------------------------------------------------------------------
7.   TELEPHONE REDEMPTIONS AND EXCHANGES
------------------------------------------------------------------------------------------------------------

This allows you to use the telephone to redeem or exchange shares, unless you check the box below.
Redemptions will be made payable to the registered owner(s) and mailed to the address of record.
Maximum redemption by telephone is $50,000.

/ /  I do not want telephone redemption privilege.  / /  I do not want telephone exchange privilege.


------------------------------------------------------------------------------------------------------------
8.   SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH
------------------------------------------------------------------------------------------------------------

/ /  Check this box to invest on a regular basis from your bank account. Please complete "Checking
     Account Information" (Section 11).


                                   $   ,    .
       Fund Name                      Amount ($50 MINIMUM)   Day*  Monthly  Quarterly (JAN/APRIL/JULY/OCT)


                                   $   ,    .
       Fund Name                      Amount ($50 MINIMUM)   Day*  Monthly  Quarterly (JAN/APRIL/JULY/OCT)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.


------------------------------------------------------------------------------------------------------------
9.   SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER
------------------------------------------------------------------------------------------------------------

/ /  Check this box to exchange on a regular basis from one Nicholas-Applegate account to another. (MUST
     BE SAME SHARE CLASS AND REGISTRATION.)

     FROM:

                                   $   ,    .
          Fund Name                   Amount ($50 MINIMUM, $5,000 MIN.ACCT.VALUE)   Day*  Monthly  Quarterly
                                                                                         (JAN/APRIL/JULY/OCT)

       Account Number (IF KNOWN)

     TO:

                                   $   ,    .
          Fund Name                   Amount ($50 MINIMUM, $5,000 MIN.ACCT.VALUE)   Day*  Monthly  Quarterly
                                                                                         (JAN/APRIL/JULY/OCT)

       Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.


------------------------------------------------------------------------------------------------------------
10.  SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK
------------------------------------------------------------------------------------------------------------

/ /  Check this box to withdraw on a regular basis from my mutual fund account. Please complete
     "Checking Account Information" below (SECTION 11).

     BY ACH TO MY BANK ACCOUNT


                                   $   ,    .
          Fund Name                   Amount ($50 MINIMUM, $5,000 MIN.ACCOUNT.VALUE)   Day*  Monthly  Quarterly
                                                                                         (JAN/APRIL/JULY/OCT)

    BY CHECK (DO NOT NEED TO COMPLETE SECTION 11)


                                   $   ,    .                                          15
          Fund Name                   Amount ($50 MINIMUM, $5,000 MIN.ACCOUNT.VALUE)   Day*  Monthly  Quarterly
                                                                                         (JAN/APRIL/JULY/OCT)

    SEND PROCEEDS TO:
    / / Address of record
    / / Special Payee (LIST BELOW)


          First Name               Middle Initial         Last Name

                                                                                                 -
          Address                                     City               State                  Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

------------------------------------------------------------------------------------------------------------
11.  CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE
------------------------------------------------------------------------------------------------------------

Must be completed for Sections 8 and 10. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.


                                              Name of Institution

                                                                                                 -
          Address                                     City               State                  Zip


    Bank ABA Routing Number              Bank Account Number


Any joint owner of your bank account who is NOT a joint owner of your portfolio account(s) must sign above.


------------------------------------------------------------------------------------------------------------
12.  DUPLICATE STATEMENTS
------------------------------------------------------------------------------------------------------------

/ /  I wish to have a duplicate statement sent to the interested party listed below.


                                              Name of Interested Party


          Address                                     City               State                  Zip


                                                                                               (SEE REVERSE)
------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------------------------
                                                 CHECK-WRITING SIGNATURE CARD
                                                 -----------------------------------------------------------

                                                 FOR THE NICHOLAS-APPLEGATE MONEY MARKET PORTFOLIO A
                                                 STATE STREET BANK AND TRUST COMPANY


                                                                       Account Number
                                                 -----------------------------------------------------------
                                                 ACCOUNT NAME(S) AS REGISTERED




                                                 AUTHORIZED SIGNATURE(S)

                                                 1.

                                                 2.

                                                 / /  Check if ALL signatures are required.
                                                 / /  Check if only ONE signature is required.

                                                                       SUBJECT TO CONDITIONS ON REVERSE SIDE

------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
13.  DEALER INFORMATION
------------------------------------------------------------------------------------------------------------

HOME OFFICE INFORMATION (TO BE COMPLETED BY INVESTMENT REPRESENTATIVE)

                                                                                  -               -
                               Dealer Name and Number (IF KNOWN)               Area Code        Phone


                                                                                                 -
          Home Office Address                         City               State                  Zip

BRANCH OFFICE INFORMATION

                                                                                  -               -
                                  Branch Office Number                         Area Code        Phone

                                                                                                 -
          Branch Office Address                       City               State                  Zip

REPRESENTATIVE INFORMATION


               Representative's Name                                   Representative's Number


------------------------------------------------------------------------------------------------------------
14.  SIGNATURES
------------------------------------------------------------------------------------------------------------

BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:

/ /  I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.

/ /  I authorize the Nicholas-Applegate Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.

/ /  I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.

/ /  I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.

/ /  I understand that mutual funds involve risks, including possible loss of principal.


I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:

1.   The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, the Nicholas-Applegate Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)

2.  / /  I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.

    / /  I am currently subject to IRS Backup Withholding.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.



                                                                              - -
  Shareholder, Custodian, Trustee or Authorized Officer                       Date


                                                                              - -
  Joint Owner, Custodian, Trustee or Authorized Officer                       Date


------------------------------------------------------------------------------------------------------------

The payment of funds is authorized by the signature(s) appearing on the reverse side.

If this card is signed by more than one person, all checks will require all signatures appearing on the reverse side unless a lesser number is indicated.  If no indication is given, all checks will require all signatures.  Each signatory guarantees the genuineness of the other signatures.

The Bank is hereby appointed agent for the person(s) (the "Depositor(s)") signing this card and, as agent, is authorized and directed to present checks drawn on this checking account to the Fund or its transfer agent as requested to redeem units of the Fund registered in the name of the Depositor(s) in the amounts of such check and to deposit the proceeds of such redemptions in this checking account.  The Bank will be liable only for its own negligence.

The Depositor(s) agree to be subject to the rules and regulations of the Bank pertaining to this checking account as amended from time to time.  The Bank reserves the right to change, modify or terminate this checking account and authorization at any time.
------------------------------------------------------------------------------------------------------------

                                           F O R  M O R E  I N F O R M A T I O N


                                                Two documents are available that
                                                offer further information on the
                                                Nicholas-Applegate Mutual Funds:


                                                   ANNUAL OR SEMI-ANNUAL REPORTS
                                                                 TO SHAREHOLDERS

                                          Include financial statements, detailed
                                              performance information, portfolio
                                            holdings, a statement from portfolio
                                           management, and the auditor's report.

                                                         STATEMENT OF ADDITIONAL
                                                               INFORMATION (SAI)


                                      The SAI contains more detailed information
                                                    on all aspects of the Funds.


                                           A current SAI has been filed with the
                                              Securities and Exchange Commission
                                           and is incorporated by reference into
                                                                this prospectus.

                                           To request a free copy of the current
                                            annual or semi-annual report or SAI,
                                                           please call or write:

                                                 Nicholas-Applegate Mutual Funds
                                                               600 West Broadway
                                                             San Diego, CA 92101
                                                       Telephone: (800) 551-8045

NEW FUNDS

Nicholas-Applegate has opened two new funds to individual investors:

HIGH YIELD BOND FUND
VALUE FUND

NEW FUND NAMES

Nicholas-Applegate has renamed the following funds to more accurately reflect and clearly communicate their objectives:


THE EMERGING GROWTH FUND WAS RENAMED THE SMALL CAP GROWTH FUND



THE CORE GROWTH FUND WAS RENAMED THE MID CAP GROWTH FUND



THE INCOME & GROWTH FUND WAS RENAMED THE CONVERTIBLE FUND


REORGANIZED FUND


The GOVERNMENT INCOME FUND was merged with the FULLY
DISCRETIONARY FUND and renamed the HIGH QUALITY BOND FUND.


NICHOLAS-APPLEGATE-REGISTERED TRADEMARK-

600 West Broadway

San Diego, California 92101

800-551-8045

Nicholas-Applegate Securities, Distributor

www.nacm.com


MFABCPROI998